As filed with the Securities and Exchange Commission on May 7, 2012

Securities Act File No. 333-180548

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. 1

Post-Effective Amendment No. ☐

ING INVESTORS TRUST

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-262-3862
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout

ING U.S. Legal Services

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ING AMERICAN FUNDS GROWTH PORTFOLIO

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 366-0066

May 15, 2012

Dear Shareholder:

On behalf of the Board of Trustees (the “Board”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of ING American Funds Growth Portfolio (“American Funds Growth Portfolio”).  The Special Meeting is scheduled for 10:00 A.M., Local time, on June 28, 2012, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting shareholders of American Funds Growth Portfolio will be asked to vote on the proposed reorganization (the “Reorganization”) of American Funds Growth Portfolio with and into ING Large Cap Growth Portfolio (“Large Cap Growth Portfolio”) (together with American Funds Growth Portfolio, the “Portfolios”, each a “Portfolio”).  Each Portfolio is a member of the mutual fund group called the “ING Funds.”

Shares of American Funds Growth Portfolio have been purchased by you or at your direction through your qualified pension or retirement plan (collectively, “Qualified Plans”) or, at your direction by your insurance company, through its separate accounts to serve as investment options under your variable annuity contract or variable life insurance policy.  If the Reorganization is approved by shareholders, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of Large Cap Growth Portfolio instead of shares of American Funds Growth Portfolio beginning on the date the Reorganization occurs.  The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a portfolio that seeks long-term capital growth.

Formal notice of the Special Meeting appears on the next page, followed by the Proxy Statement/Prospectus. The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully.  After careful consideration, the Board has concluded that the Reorganization is in the best interests of American Funds Growth Portfolio and its shareholders and recommends that you vote “FOR” the Reorganization.

Your vote is important regardless of the number of shares you own.  To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and cast your vote.  It is important that your vote be received no later than June 27, 2012.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews
President and Chief Executive Officer

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

OF

ING AMERICAN FUNDS GROWTH PORTFOLIO

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 366-0066

Scheduled for June 28, 2012

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of ING American Funds Growth Portfolio (“American Funds Growth Portfolio”) is scheduled for 10:00 A.M., Local time on June 28, 2012 at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting, American Funds Growth Portfolio’s shareholders will be asked:

1.               To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) by and between American Funds Growth Portfolio and ING Large Cap Growth Portfolio (“Large Cap Growth Portfolio”), providing for the reorganization of American Funds Growth Portfolio with and into Large Cap Growth Portfolio; and

2.               To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Please read the enclosed Proxy Statement/Prospectus carefully for information concerning the Reorganization Agreement to be placed before the Special Meeting.

The Board of Trustees has concluded that the Reorganization is in the best interests of American Funds Growth Portfolio and its shareholders and recommends that you vote “FOR” the Reorganization Agreement.

Shareholders of record as of the close of business on March 30, 2012, are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournments or postponements thereof.  Your attention is called to the accompanying Proxy Statement/Prospectus.  Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return promptly, but in no event later than June 27, 2012, the enclosed Proxy Ballot or Voting Instruction Card so that a quorum will be present and a maximum number of shares may be voted.  Proxies or voting instructions may be revoked at any time before they are exercised by submitting a revised Proxy Ballot or Voting Instruction Card by giving written notice of revocation to the American Funds Growth Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Huey P. Falgout, Jr.
Secretary

May 15, 2012

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PROXY STATEMENT/PROSPECTUS

May 15, 2012

PROXY STATEMENT FOR:

ING AMERICAN FUNDS GROWTH PORTFOLIO

(A series of ING Investors Trust)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 366-0066

Special Meeting of Shareholders

of ING American Funds Growth Portfolio

Scheduled for June 28, 2012

PROSPECTUS FOR:

ING LARGE CAP GROWTH PORTFOLIO

(A series of ING Investors Trust)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 366-0066

Important Notice Regarding the Availability of Proxy Materials

for the Shareholder Meeting to be Held on June 28, 2012

This Proxy Statement/Prospectus and Notice of Special Meeting are available at: www.proxyvote.com/ing

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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TABLE OF CONTENTS

INTRODUCTION	1
What’s happening?	1
Why did you send me this booklet?	1
What proposals will be considered at the Special Meeting?	1
Who is eligible to vote?	2
How do I vote?	2
How does the Board recommend that I vote?	2
When and where will the Special Meeting be held?	2
How can I obtain more information about the Portfolios?	2
SUMMARY OF THE REORGANIZATION	4
PROPOSAL ONE — APPROVAL OF THE REORGANIZATION	6
What is the proposed Reorganization?	6
Why is a Reorganization proposed?	6
How to the Investment Objectives compare?	6
How do the Annual Portfolio Operating Expenses compare?	7
How do the Principal Investment Strategies compare?	8
How do the Principal Risks of investing in the Portfolios compare?	9
How does American Funds Growth Portfolio’s Performance compare to Large Cap Growth Portfolio?	11
How does the Management of the Portfolios compare?	13
What are the Key Differences in the Rights of Shareholders of American Funds Growth Portfolio and Large Cap Growth Portfolio?	17
Additional Information about the Reorganization	17
What is the Board’s recommendation?	19
What factors did the Board consider?	19
What is the required vote?	19
What happens if shareholders do not approve the Reorganization Agreement?	19
ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS	20
Form of Organization	20
Dividends and Other Distributions	20
Capitalization	20
GENERAL INFORMATION ABOUT THE PROXY STATEMENT	21
Who is asking for my vote?	21
How is my proxy being solicited?	21
What happens to my proxy once I submit it?	21
Can I revoke my proxy after I submit it?	21

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What are the voting rights and quorum requirements	21
Can shareholders submit proposals for consideration in a Proxy Statement?	22
What if a proposal that is not in the Proxy Statement/Prospectus comes up at the Special Meeting?	22
What is “Householding”?	22
Who pays for this Proxy Solicitation/Prospectus?	23
APPENDIX A: AGREEMENT AND PLAN OF REORGANIZATION	A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING ING LARGE CAP GROWTH PORTFOLIO	B-1
Portfolio Holdings	B-1
How Shares Are Priced	B-1
How to Buy and Sell Shares	B-2
Distribution Plan and/or Shareholder Service Plan	B-3
Frequent Trading - Market Timing	B-3
Payments to Financial Intermediaries	B-4
Dividends, Distributions, and Taxes	B-5
FINANCIAL HIGHLIGHTS	B-6
APPENDIX C: SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS	C-1

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INTRODUCTION

What’s happening?

On January 12, 2012, the Board of Trustees (the “Board”) of ING American Funds Growth Portfolio (“American Funds Growth Portfolio”) and ING Large Cap Growth Portfolio (“Large Cap Growth Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) which provides for the reorganization of American Funds Growth Portfolio with and into Large Cap Growth Portfolio (the “Reorganization”).  The Reorganization requires shareholder approval and, if approved, is expected to be effective on July 20, 2012, or such other date as the parties may agree (the “Closing Date”).

Why did you send me this booklet?

Shares of American Funds Growth Portfolio have been purchased by you or at your direction through your qualified pension or retirement plan (“Qualified Plans”) or, at your direction by your insurance company, through its separate accounts (“Separate Accounts”) to serve as investment options under your variable annuity and/or variable life contract (“Variable Contracts”).

This booklet includes a combined proxy statement and prospectus (“Proxy Statement/Prospectus”) and a Proxy Ballot or Voting Instruction Card for American Funds Growth Portfolio.  It provides you with information you should review before providing voting instructions on the matters listed below and in the Notice of Special Meeting.

The insurance companies and Qualified Plans or their trustees, as record owners of American Funds Growth Portfolio shares are, in most cases, the true “shareholders” of American Funds Growth Portfolio; however, participants in Qualified Plans (“Plan Participants”) or holders of Variable Contracts (“Variable Contracts Holders”) may be asked to instruct their Qualified Plan trustee or insurance company, as applicable, as to how they would like the shares attributed to their Qualified Plan or Variable Contract to be voted.  For clarity and ease of reading, references to “shareholder” or “you” throughout this Proxy Statement/Prospectus do not refer to the technical shareholder but rather refer to the persons who are being asked to provide voting instructions on the proposals, unless the context indicates otherwise.  Similarly, for ease of reading, references to “voting” or “vote” do not refer to the technical vote but rather to the voting instructions provided by Variable Contracts Holders or Plan Participants.

Because you, as a shareholder of American Funds Growth Portfolio, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold Advisor Class (“Class ADV”) shares of Large Cap Growth Portfolio, this Proxy Statement also serves as a prospectus for Large Cap Growth Portfolio.  Large Cap Growth Portfolio is an open-end management investment company, which seeks long-term capital growth, as described more fully below.

What proposals will be considered at the Special Meeting?

A special meeting of shareholders (the “Special Meeting”) of American Funds Growth Portfolio is scheduled for the following purposes:

1.               To approve the Reorganization Agreement by and between American Funds Growth Portfolio and Large Cap Growth Portfolio, providing for the reorganization of American Funds Growth Portfolio with and into Large Cap Growth Portfolio; and

2.               To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

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Who is eligible to vote?

Shareholders holding an investment in shares of American Funds Growth Portfolio as of the close of business on March 30, 2012 (the “Record Date”) are eligible to vote.

How do I vote?

If a shareholder wishes to participate in the Special Meeting, he or she may submit the Voting Instructions Card originally sent with the Proxy Statement/Prospectus or attend the Special Meeting in person.  Shareholders can vote by completing, signing, and returning the enclosed Voting Instructions Card promptly in the enclosed envelope, through telephone touch-tone voting, via Internet voting, or by attending the Special Meeting in person and voting.  Joint owners must each sign the Voting Instructions Card. To vote by telephone or Internet, follow the voting instructions as outlined on your Voting Instructions Card.  These options require shareholders to input a control number, which is located on your Voting Instructions Card.  After entering this number, shareholders will be prompted to provide their voting instructions on the proposals, as applicable.  Shareholders will have the opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call or Internet link.  Shareholders who vote on the Internet, in addition to confirming their voting instructions prior to submission, may also request an e-mail confirming their instructions.

How does the Board recommend that I vote?

The Board recommends that shareholders vote “FOR” the Reorganization.

When and where will the Special Meeting be held?

The Special Meeting is scheduled to be held at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on June 28, 2012, at 10:00 A.M., Local time, and, if the Special Meeting is adjourned or postponed, any adjournment(s) or postponement(s) of the Special Meeting will also be held at the above location.  If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

How can I obtain more information about the Portfolios?

Should you have any questions about the Portfolios, please do not hesitate to contact Shareholder Services toll free at (800) 992-0180.  The prospectuses and other information regarding the Portfolios are available on the Internet at http://www.ingfunds.com/literature.

The following documents are incorporated by reference: (i) the Statement of Additional Information (“SAI”) dated May 15, 2012, relating to this Proxy Statement/Prospectus; (ii) the Prospectuses and SAI for American Funds Growth Portfolio dated April 30, 2012 (File No: 811-05629); and (iii) the Prospectuses and SAI for Large Cap Growth Portfolio dated April 30, 2012 (File No: 811-05629).  For a copy of the current prospectus, SAI, annual report, and semi-annual report for each Portfolio without charge, or for a copy of the SAI relating to this Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or call (800) 992-0180.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (the “1940 Act”), and files reports, proxy materials, and other information with the U.S. Securities and Exchange Commission (“SEC”).  You can copy and review information about each Portfolio at the SEC’s Public Reference Room in Washington, D.C.  You may obtain more information on the Public Reference Room by calling the SEC at 1-202-551-8090.  Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address:

2

publicinfo@sec.gov, or by writing to the SEC’s Public Reference Branch, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F. Street N.E., Washington, D.C. 20549.

3

SUMMARY OF THE REORGANIZATION

You should read this entire Proxy Statement/Prospectus carefully. You should also review the Reorganization Agreement, which is attached hereto as Appendix A.  For more information about Large Cap Growth Portfolio, please consult Appendix B and the Class ADV Prospectus dated April 30, 2012.

On January 12, 2012, the Board approved the Reorganization Agreement. Subject to shareholder approval, the Reorganization Agreement provides for:

•                  the transfer of all of the assets of American Funds Growth Portfolio to Large Cap Growth Portfolio in exchange for shares of beneficial interest of Large Cap Growth Portfolio;

•                  the assumption by Large Cap Growth Portfolio of all of the liabilities of American Funds Growth Portfolio;

•                  the distribution of Class ADV shares of Large Cap Growth Portfolio to the shareholders of American Funds Growth Portfolio; and

•                  the complete liquidation of American Funds Growth Portfolio.

If shareholders approve the Reorganization, each owner of American Funds Growth Portfolio would become a shareholder of Class ADV shares of Large Cap Growth Portfolio.  The Reorganization is expected to be effective on July 21, 2012, or such other date as the parties may agree (the “Closing Date”). Each shareholder of American Funds Growth Portfolio will hold, immediately after the Closing Date, Class ADV shares of Large Cap Growth Portfolio having an aggregate value equal to the aggregate value of the shares of American Funds Growth Portfolio held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note the following.

•                  The Portfolios have substantially similar investment objectives.

•                  ING Investments, LLC (“ING Investments”) serves as the adviser to American Funds Growth Portfolio.  Directed Services LLC (“DSL”) serves as the adviser to Large Cap Growth Portfolio.  Both ING Investments and DSL are indirect subsidiaries of ING Groep, N.V. (“ING Groep”).

•                  American Funds Growth Portfolio invests all of its assets in Class 2 shares of American Funds Insurance Series® Growth Fund, a series of American Funds Insurance Series®, a registered open-end investment company (the “Master Fund”).  Capital Research and Management Company (“CRMC”) serves as the adviser to the Master Fund.

•                  ING Investments does not receive an advisory fee for its services as adviser to American Funds Growth Portfolio as long as the assets of the portfolio are invested in another investment company like the Master Fund.

•                  ING Investment Management Co., LLC (“ING IM”) serves as sub-adviser to Large Cap Growth Portfolio.

•                  Each Portfolio is distributed by ING Investments Distributor, LLC (“IID” or “Distributor”).

•                  The gross expenses of Large Cap Growth Portfolio are higher than the gross expenses of American Funds Growth Portfolio; however, DSL and the Distributor have agreed to waive certain expenses such that the net expenses of Large Cap Growth Portfolio will be less than the current net expenses of American Funds Growth Portfolio through at least May 1, 2014. There is no guarantee that these fee waivers will continue beyond May 1, 2014.

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•                  The purchase and redemption of shares of each Portfolio may be made by Separate Accounts and by participants in Qualified Plans; consequently, Variable Contract Holders and Plan Participants should consult the underlying product prospectus or Qualified Plan documents, respectively, with respect to purchases, exchanges, redemption of shares, and related fees.

•                  As a result of the Reorganization, shareholders of American Funds Growth Portfolio will become shareholders of Class ADV of Large Cap Growth Portfolio.

•                  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”); accordingly, pursuant to this treatment, neither American Funds Growth Portfolio nor its shareholders, nor Large Cap Growth Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

5

PROPOSAL ONE — APPROVAL OF THE REORGANIZATION

What is the proposed Reorganization?

Shareholders of American Funds Growth Portfolio are being asked to approve a Reorganization Agreement, providing for the reorganization of American Funds Growth Portfolio with and into Large Cap Growth Portfolio.  If the Reorganization is approved, shareholders in American Funds Growth Portfolio will become shareholders in Class ADV shares of Large Cap Growth Portfolio as of the close of business on the Closing Date.

Why is a Reorganization proposed?

On October 12, 2011, as part of the Board’s annual review of American Funds Growth Portfolio’s advisory arrangements, the Board expressed concerns about the portfolio’s recent outflows and long-term viability.  In response, at the January 12, 2012 Board meeting, the Reorganization was presented for consideration to the Board by ING Investments. The Board, including a majority of the trustees who are not “interested persons” (as defined by the 1940 Act) (the “Independent Trustees”) determined that the interests of the shareholders of the Portfolios would not be diluted as a result of the Reorganization and that the Reorganization would be in the best interests of the Portfolio and their shareholders. The Reorganization will allow American Funds Growth Portfolio’s shareholders to remain invested in a professionally managed portfolio that seeks long-term capital growth.

How to the Investment Objectives compare?

As described in the chart that follows, the Portfolios have substantially similar objectives.

	American Funds Growth Portfolio	Large Cap Growth Portfolio
Investment Objective	The Portfolio seeks growth of capital.	The Portfolio seeks long-term capital growth.

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How do the Annual Portfolio Operating Expenses compare?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios. Pro forma fees and expenses, which are estimated fees and expenses of Large Cap Growth Portfolio after giving effect to the Reorganization, assume that the reorganization occurred on December 31, 2011.  The gross expenses of Large Cap Growth Portfolio are higher than the gross expenses of American Funds Growth Portfolio; however, DSL and the Distributor have agreed to waive certain expenses such that the net expenses of Large Cap Growth Portfolio will be less than the current net expenses of American Funds Growth Portfolio through at least May 1, 2014. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company Separate Account serving as an investment option under Variable Contracts or Qualified Plans. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

	American Funds Growth Portfolio(1)		Large Cap Growth Portfolio Class ADV		Large Cap Growth Portfolio Class ADV Pro Forma
Management Fee	0.32	%(2)	0.55%		0.55%
Distribution and/or Shareholder Services (12b-1) Fees	0.75	%(3)	0.75%		0.75%
Other Expenses	0.05%		0.14%		0.14%
Total Annual Portfolio Operating Expenses	1.12%		1.44%		1.44%
Waivers and Reimbursements	—		(0.24	)%(4),(5)	(0.37	)%(4)(6)
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.12%		1.20%		1.07%

(1)          This table and the Expense Examples below reflect the aggregate expenses of both the American Funds Growth Portfolio and the fund in which it invests, the American Funds Insurance Series® Growth Fund (“Master Fund”).

(2)          Based on the management fee of the Master Fund of 0.32%. The adviser does not charge a management fee when the assets of the American Funds Growth Portfolio are invested in the Master Fund.

(3)          Includes a 0.25% shareholder services fee paid by shareholders of the Class 2 shares of the Master Fund, including the Portfolio.

(4)          The adviser is contractually obligated to limit expenses to 1.20% for Class ADV shares through May 1, 2014. This obligation does not extend to interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. This obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

(5)          The Distributor is contractually obligated to waive 0.15% of Class ADV shares’ distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the Distributor elects to renew it.

(6)          The Distributor is contractually obligated to waive 0.15% of Class ADV shares’ distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. Subject to shareholder approval of the Reorganization, the Distributor is contractually obligated to waive an additional 0.13% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waivers will continue after May 1, 2014. These distribution fee waivers will only renew if the Distributor elects to renew them.

Expense Examples $

Expenses you pay each year as a % of the value of your investment

The Examples are intended to help you compare the cost of investing in shares of a Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in a Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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American Funds Growth Portfolio				Large Cap Growth Portfolio Class ADV				Large Cap Growth Portfolio Pro Forma
1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
$114	356	617	1,363	122	432	764	1,704	109	419	752	1,692

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-year period.

How do the Principal Investment Strategies compare?

As described in more detail in the table that follows, both Portfolios invest primarily in common stocks of companies that appear to offer opportunities for growth of capital.  American Funds Growth Portfolio seeks to achieve its investment objective by investing all of its assets in Class 2 shares of the Master Fund.  By contrast, Large Cap Growth Portfolio seeks to achieve its investment objective by investing directly in securities.

	American Funds Growth Portfolio	Large Cap Growth Portfolio
Investment Strategies

The Portfolio invests all of its assets in Class 2 shares of the Master Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

The Portfolio has the same investment objective and limitations as the Master Fund. Investment of the Portfolio’s assets in the Master Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

Master Fund (as provided in the Master Fund prospectus dated May 1, 2012)

The Master Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

The investment adviser to the Master Fund uses a system of multiple portfolio counselors in managing the Master Fund’s assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The Master Fund relies on the professional judgment of its investment adviser to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the investment adviser is to

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Portfolio’s investment strategy uses a stock selection process that combines the discipline of quantitative screens with rigorous fundamental securities analysis. The quantitative screens focus the fundamental analysis by identifying the stocks of companies with strong business momentum that demonstrate relative price strength, and have a perceived value not reflected in the current price. The objective of the fundamental analysis is to confirm the persistence of the company’s revenue and earnings growth, and validate the expectations for earnings estimate revisions, particularly relative to consensus estimates. A determination of reasonable valuation for individual securities is based on the judgment of the sub-adviser (“Sub-Adviser”). For this Portfolio, large-capitalization companies are companies with market capitalizations which fall within the range of companies in the Russell 1000® Growth Index at the time of purchase. The market capitalization of companies within the Russell 1000® Growth Index will change with market conditions. The market capitalization of companies in the Russell 1000® Growth Index as of December 31, 2011 ranged from $117.3 million

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American Funds Growth Portfolio	Large Cap Growth Portfolio

seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

to $406.3 billion.

The Portfolio may also invest in derivative instruments, which include, but are not limited to, index futures and options to hedge against market risk or to enhance returns. The Portfolio may also invest up to 25% of its assets in foreign securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

How do the Principal Risks of Investing in the Portfolios compare?

Because the Portfolios have a similar investment objective, many of the risks of investing in American Funds Growth Portfolio are the same as the risks of investing in Large Cap Growth Portfolio.  However, the principal investment risks do differ in some respects.  For example, Large Cap Growth Portfolio experiences principal investment risks associated with an investment in derivative instruments.  The following summarizes and compares the principal risks of investing in the Portfolios.

Risks	American Funds Growth Portfolio	Large Cap Growth Portfolio

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

	✓	✓

Currency To the extent that the Master Fund/Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

	✓	✓

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Risks	American Funds Growth Portfolio	Large Cap Growth Portfolio

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

✓

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Master Fund/Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

	✓	✓

Growth Investing Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

	✓	✓

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.		✓

Liquidity If a security is illiquid, the Master Fund/Portfolio might be unable to sell the security at a time when the Master Fund’s/Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s/Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Master Fund/Portfolio could realize upon disposition. The Master Fund/Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Master Fund/Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund/Portfolio.

	✓	✓

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

	✓	✓

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Risks	American Funds Growth Portfolio	Large Cap Growth Portfolio

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Master Fund/Portfolio, if it invests in these companies, to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

✓

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

✓

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

✓

How does American Funds Growth Portfolio’s Performance compare to Large Cap Growth Portfolio?

The following information is intended to help you understand the risks of investing in the Portfolios. The following bar charts show the changes in the American Funds Growth Portfolio’s shares’ performance from year to year and Large Cap Growth Portfolio’s adjusted Class S performance (2005-2006) and Class ADV shares’ performance (2007-2011), and the table compares the Portfolios’ shares’ performance to the performance of a broad-based securities market index for the same period. Large Cap Growth Portfolio’s Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares and Class S shares would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolios’ performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolios’ performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. A Portfolio’s past performance is no guarantee of future results.

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ING American Funds Growth Portfolio - Calendar Year Total Returns
(as of December 31 of each year)

Best quarter: 2nd Quarter 2009, 18.36% and Worst quarter: 4th Quarter 2008, (26.18)%

ING Large Cap Growth Portfolio - Calendar Year Total Returns
(as of December 31 of each year)

Best quarter: 3rd Quarter 2009, 15.16% and Worst quarter: 4th Quarter 2008, (19.17)%

Average Annual Total Returns %
(for the periods ended December 31, 2011)

	1 Year	5 Years (or life of the class)	10 Years (or life of the class)		Inception Date
American Funds Growth Portfolio %	(4.78)	(0.59)	4.81		09/02/03
S&P 500® Index(1)%	2.11	(0.25)	4.79	(2)

Large Cap Growth Portfolio
Class ADV %	1.88	5.65	5.65		12/29/06
Russell 1000® Growth Index(1)%	2.64	2.50	2.50	(2)

Class S (adjusted)%	1.88	5.75	5.64		05/03/04
Russell 1000® Growth Index(1)%	2.64	2.50	4.35	(2)

(1)          The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 1000® Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000® with higher than average price-to-book ratio and forecasted growth.  The index returns to do not reflect deductions for fees, expenses, or taxes.

(2)          Reflects performance since the date closest to the Class’ inception for which data is available.

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How does the Management of the Portfolios compare?

The following table describes the management of the Portfolios.

	American Funds Growth Portfolio	Large Cap Growth Portfolio
Investment Adviser	ING Investments, LLC (“ING Investments”)	Directed Services LLC (“DSL”)

Investment Advisory Fee (as a percentage of average daily net assets)

0.00% if American Funds Growth Portfolio invests all or substantially all of its assets in another investment company.

If American Funds Growth Portfolio does not invest all of its assets in another investment company:

0.50% on the first $600 million of net assets;

0.45% on the next $400 million of net assets;

0.42% on the next $1 billion of net assets;

0.37% on the next $1 billion of net assets;

0.35% on the next $2 billion of net assets;

0.33% on the next $3 billion of net assets;

0.315% on the next $5 billion of net assets;

and

0.30% on assets in excess of $13 billion

0.55% on all assets

Master Fund Adviser	Capital Research and Management Company (“CRMC”)	N/A

Master Fund Advisory Fee (as a percentage of average daily net assets)	0.32% on all assets	N/A

Sub-Adviser	N/A	ING Investment Management Co. LLC (“ING IM” or “Sub-Adviser”)

Sub-Advisory Fee (as a percentage of average daily net assets)	N/A	0.2475% on all assets

Portfolio Manager(s)

Portfolio Managers of the Master Fund:

Donnalisa Parks Barnum (since 05/2003)

Ronald B. Morrow (since 05/2003)

Michael T. Kerr (since 10/2005

Gregg E. Ireland (since 06/2006)

Gregory D. Johnson (since 06/2007)

Christopher F. Corapi (since 06/2010) Jeff Bianchi (since 06/2010) Michael Pytosh (since 03/2012)

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	American Funds Growth Portfolio	Large Cap Growth Portfolio
Administrator	ING Funds Services, LLC (“Administrator”)	ING Funds Services, LLC (“Administrator”)

Administrative Fee	0.00% if American Funds Growth Portfolio invests all or substantially all of its assets in the Master Fund. 0.10% if American Funds Growth Portfolio does not invest all of its assets in the Master Fund.	0.10%

Advisers to the Portfolios

ING Investments, an Arizona limited liability company, serves as the investment adviser to American Funds Growth Portfolio. DSL, a Delaware limited liability company, serves as the investment adviser to Large Cap Growth Portfolio.

ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of December 31, 2011, ING Investments managed approximately $44.5 billion in assets. ING Investments, subject to the supervision of the Board, oversees American Funds Growth Portfolio’s day-to-day operations and manages the investment activities of American Funds Growth Portfolio. In the event the Board determines it is in the best interests of American Funds Growth Portfolio and its shareholders to withdraw American Funds Growth Portfolio’s assets from the Master Fund, ING Investments may assume direct management of American Funds Growth Portfolio or may oversee a sub-adviser to manage American Funds Growth Portfolio’s assets. ING Investments is not entitled to compensation from American Funds Growth Portfolio while it is functioning as a feeder fund. However, if American Funds Growth Portfolio ceases to function as a feeder fund, pursuant to its Advisory Agreement with the Trust, ING Investments may charge an annual advisory fee based on a percentage of American Funds Growth Portfolio’s average daily net assets as reflected in the “Advisory Fee” section of the SAI dated April 30, 2012.  ING Investments would not be entitled to an advisory fee if the Reorganization occurs.

DSL, a Delaware limited liability company, serves as the investment adviser to Large Cap Growth Portfolio. DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2011, DSL managed approximately $37.5 billion in registered investment company assets. DSL provides or oversees all investment advisory and portfolio management services for the Large Cap Growth Portfolio and assists in managing and supervising all aspects of the general day-to-day business activities and operations of Large Cap Growth Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

ING Investments and DSL (collectively, the “Advisers”) are registered with the SEC as investment advisers and are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”) (NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 85 million private, corporate and institutional clients in more than 40 countries. The Advisers have overall responsibility for the management of their respective Portfolio.

On December 29, 2006, an international reorganization was undertaken in which Directed Services, Inc., the former adviser to the Large Cap Growth Portfolio was reorganized into a limited liability company and became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, Directed Services, Inc.’s advisory contracts were assumed by DSL.

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DSL provides or oversees all investment advisory and portfolio management services for Large Cap Growth Portfolio and assists in managing and supervising all aspects of the general day-to-day business activities and operations of Large Cap Growth Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance, and related services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the adviser, sub-advisers and certain affiliates, would be separated from ING Groep by the end of 2013.  To achieve this goal, in a series of announcements beginning in November 2010, ING Groep announced its plans to pursue transactions to restructure certain businesses, including an initial public offering for its U.S. based insurance, retirement services, and investment management operations and other transactions which could include an initial public offering or other type of transaction, for its European based insurance and investment management operations and Asian based insurance and investment management operations.  There can be no assurance that all or part of the restructuring plan will be carried out.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to-day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Adviser’s loss of access to services and resources of ING Groep, which could adversely affect its businesses and profitability. In addition, the divestment of ING businesses, including the Advisers, may potentially be deemed a “change of control” of the entity. A change of control would result in the termination of the Portfolios’ advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the Portfolios’ Board, and may trigger the need for shareholder approval. Currently, the Advisers do not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

Adviser to the Master Fund

American Funds Growth Portfolio does not have a sub-adviser; instead American Funds Growth Portfolio invests all of its assets in Class 2 shares of the Master Fund, a series of American Funds Insurance Series®, a registered open-end investment company.  CRMC serves as investment adviser to the Master Fund.

CRMC, an experienced investment management organization founded in 1931, is a wholly-owned subsidiary of The Capital Group Companies, Inc. and serves as investment adviser to the Master Fund and to other mutual funds, including the American Funds. CRMC’s principal office is located at 333 South Hope Street, Los Angeles, CA 90071. As of December 31, 2011, CRMS managed over $950 billion.

The primary portfolio managers for the Master Fund are listed below:

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				Approximate
				Years of
				Experience as an
			Portfolio	Investment
		Years of Experience as Portfolio	Counselor’s Role	Professional
	Primary Title	Counselor (and Research	in the	With
Portfolio	With CRMC (or	Professional, if Applicable	Management of	CRMC or	Total
Counselor	Affiliate)	(approximate))	the Master Fund	Affiliates	Years
Donnalisa Parks Barnum	Senior Vice President, Capital World Investors	9 years	Any equity portfolio counselor	26	31
Gregg E. Ireland	Senior Vice President, Capital World Investors	6 years	Any equity portfolio counselor	40	40
Gregory D. Johnson	Senior Vice President, Capital World Investors	5 years	Any equity portfolio counselor	19	19
Michael T. Kerr	Senior Vice President, Capital World Investors	7 years	Any equity portfolio counselor	27	29
Ronald B. Morrow	Senior Vice President, Capital World Investors	9 years (plus 6 years prior experience as a research professional for the Master Fund)	Any equity portfolio counselor	15	44

Sub-Adviser to Large Cap Growth Portfolio

DSL has engaged ING IM to serve as sub-adviser to Large Cap Growth Portfolio. ING IM, a Connecticut corporation, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of DSL and ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of ING IM is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2011, ING IM managed approximately $64.4 billion in assets.

The following individuals are jointly responsible for the day-to-day management of the Large Cap Growth Portfolio.

Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of Equities, joined ING IM in February 2004. Prior to joining ING IM, Mr. Corapi served as Global Head of Equity Research at Federated Investors since 2002. He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and Head of Emerging Markets Research at JPMorgan Investment Management beginning in 1998.

Jeff Bianchi is the lead Portfolio Manager of ING IM’s Large Cap Growth and Mid Cap Growth strategies. Mr. Bianchi joined ING IM in 1994 and has been a fundamental research analyst on the growth strategies for the past fifteen years. Mr. Bianchi has had primary responsibility for the health care sector as well as other growth sectors, including technology and consumer. He assumed portfolio manager duties on the Large-Cap Growth strategy in 2000, and was named lead portfolio manager on the strategy in 2010. He also assumed lead portfolio manager responsibilities of the Mid-Cap Growth strategy in 2005.

The Administrator

ING Funds Services, LLC serves as administrator to each Portfolio.  The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and with the investment policies and restrictions of the Portfolios.

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The Distributor

ING Investments Distributor, LLC is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for certain ING Funds were transferred from Directed Services Inc., the predecessor to DSL, to ING Funds Distributor, LLC (“IFD”), the predecessor to the Distributor. As a result of this transfer, IFD assumed all contractual obligations and became the sole distributor for the Portfolios. Effective July 30, 2010, IFD changed its name to ING Investments Distributor, LLC.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

What are the Key Differences in the Rights of Shareholders of American Funds Growth Portfolio and Large Cap Growth Portfolio?

Each Portfolio is organized as a separate series of ING Investors Trust (“IIT”), a Massachusetts business trust, which is governed by a Declaration of Trust and Bylaws. Consequently, there are no differences in the rights of shareholders of each Portfolio.

Additional Information about the Reorganization

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement.  Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of American Funds Growth Portfolio in exchange for shares of beneficial interest of Large Cap Growth Portfolio and the assumption by Large Cap Growth Portfolio of all of American Funds Growth Portfolio’s liabilities; and (ii) the distribution of Class ADV shares of Large Cap Growth Portfolio to shareholders of American Funds Growth Portfolio, as provided for in the Reorganization Agreement. American Funds Growth Portfolio will then be liquidated.

Each shareholder of American Funds Growth Portfolio will hold, immediately after the Closing Date, Class ADV shares of Large Cap Growth Portfolio having an aggregate value equal to the aggregate value of the shares of American Funds Growth Portfolio held by that shareholder as of the close of business on the Closing Date.  In the interest of economy and convenience, shares of Large Cap Growth Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of American Funds Growth Portfolio.  The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement.  The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

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Expenses of the Reorganization

The expenses of the Reorganization will be borne by ING Investments (or an affiliate).  The expenses of the Reorganization shall include, but not be limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.  The expenses of the Reorganization do not include the transition costs described in “Portfolio Transitioning” below, although ING Investments and/or an affiliate will bear the transition costs incurred by American Funds Growth Portfolio as a result of the transaction.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code.  Accordingly, pursuant to this treatment, neither American Funds Growth Portfolio nor its shareholders, nor Large Cap Growth Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

Prior to the Closing Date, American Funds Growth Portfolio will pay to the Separate Accounts of participating insurance companies and Qualified Plans that own its shares, a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date. Variable Contract Holders and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.

Portfolio Transitioning

If the Reorganization is approved by shareholders, a transition manager will be retained to align American Funds Growth Portfolio’s investment portfolio with Large Cap Growth Portfolio’s investment strategies prior to the Closing Date.  The transition manager is expected to redeem out of the Master Fund shortly prior to the Closing Date.  The proceeds of such redemption are expected to be invested in securities that ING IM wishes for Large Cap Growth Portfolio to hold and temporary investments, which will be delivered to Large Cap Growth Portfolio at the Closing Date. During the transition period, American Funds Growth Portfolio may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply.  After the Closing Date of the Reorganization, ING IM, as the sub-adviser to Large Cap Growth Portfolio, may also sell portfolio holdings that it acquired from American Funds Growth Portfolio, and Large Cap Growth Portfolio may not be immediately fully invested in accordance with its stated investment strategies.  In addition, each Portfolio may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions.  Such sales and purchases by the Portfolio during the transition period may be made at a disadvantageous time.  These transition costs are estimated to be approximately $228,500 and will be borne by the ING Investments or an affiliate.

Future Allocation of Premiums

Shares of American Funds Growth Portfolio have been purchased at the direction of Variable Contract owners by participating insurance companies through Separate Accounts to fund benefits payable under a Variable Contract.  If the Reorganization is approved, participating insurance companies have advised us that all premiums or transfers to American Funds Growth Portfolio will be allocated to Large Cap Growth Portfolio.

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What is the Board’s recommendation?

Based upon its review, the Board has determined that the Reorganization is in the best interest of American Funds Growth Portfolio and its shareholders.  Accordingly, after consideration of such factors and information it considered relevant, the Board, including the Independent Trustees, approved the Reorganization and voted to recommend to shareholders that they approve the Reorganization.  The Board is therefore recommending that American Funds Growth Portfolio’s shareholders vote “FOR” the Reorganization.

What factors did the Board consider?

The Board, in approving the Reorganization, considered a number of factors, including, but not limited to, the following: (1) ING Investments’ analysis of potential alternative portfolios that could have served as a merger partner for American Funds Growth Portfolio other than Large Cap Growth Portfolio; (2) the gross and net expenses ratios that current shareholders of American Funds Growth Portfolio are expected to experience as a result of the Reorganization; (3) the comparative fee structure of the Portfolios; (4) the investment performance of Large Cap Growth Portfolio as compared to American Funds Growth Portfolio for the one-, three-, and five-year periods ended December 31, 2010 and the year-to-date performance for the period ending November 30, 2011;  (4) the similarities and differences in investment styles between American Funds Growth Portfolio and Large Cap Growth Portfolio; (5) the net revenue benefits for DSL and its affiliates; (6) the other potential benefits of the Reorganization to American Funds Growth Portfolio’s shareholders; (7) the direct or indirect costs to be incurred by each Portfolio and their shareholders in connection with the reorganization; (8) the expected tax consequences of the Reorganization to American Funds Growth Portfolio and its shareholders, including that the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; and (9) the Board’s determination that the Reorganization will not dilute the interests of the shareholders of either of the Portfolios.

What is the required vote?

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of: (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting; or (ii) a majority of the shares entitled to vote.

What happens if shareholders do not approve the Reorganization Agreement?

If shareholders of American Funds Growth Portfolio do not approve the Reorganization, American Funds Growth Portfolio will continue to be managed by ING Investments as described in the prospectus, and the Board will determine what additional action should be taken.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Form of Organization

Each Portfolio is organized as a separate series of IIT, an open-end management investment company organized as a Massachusetts business trust. IIT is governed by a Board of Trustees consisting of ten members. For more information on the history of IIT, see each Portfolio’s SAI dated April 30, 2012.

Dividends and Other Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually.  All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the net asset value (“NAV”) of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s distributions may constitute a return of capital.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as of April 1, 2012 and on a pro forma basis as of April 1, 2012, giving effect to the reorganization

	American Funds Growth Portfolio	Large Cap Growth Portfolio Class ADV	Adjustments		Large Cap Growth Portfolio Pro Forma

Net Assets	$2,164,210,732	$107,860,647	—		$2,272,071,379
Net Asset Value Per Share	$55.09	$14.26	—		$14.26
Shares Outstanding	39,287,352	7,564,285	112,489,104	(A)	159,340,741

(A)      Reflects new shares issued, net of retired shares of ING American Funds Growth Portfolio.  (Calculation:  Net Assets ÷NAV per share)

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GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of American Funds Growth Portfolio’s shareholders.

How is my proxy being solicited?

This Proxy Statement/Prospectus is being furnished by the Board in connection with the solicitation of proxies for the Special Meeting.  Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about May 15, 2012.  In addition to the solicitation of proxies by mail, employees of the Advisers and their affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

What happens to my proxy once I submit it?

The Board has named Huey P. Falgout, Jr., Secretary, Theresa K. Kelety, Assistant Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Portfolio shares as directed by shareholders.  Please complete and execute your Voting Instruction Card.  If you followed the instructions when you voted, your proxies will vote your shares as you have directed.  If you submitted your Voting Instruction Card but did not vote on the Reorganization, your proxies will vote on the Reorganization as recommended by the Board, except as described under “What are the voting rights and the quorum requirements?”

Can I revoke my proxy after I submit it?

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with IIT a written revocation or a duly executed proxy bearing a later date.  In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.  The persons named in the accompanying proxy will vote as directed by the shareholder under the proxy.  In the absence of voting directions under any proxy that is signed and returned, they intend to vote “FOR” the Reorganization and may vote in their discretion with respect to other matters not now known to the Board that may be presented at the Special Meeting.

What are the voting rights and quorum requirements

Each shareholder of American Funds Growth Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote.  The presence of thirty percent of the outstanding shares entitled to vote shall constitute a quorum at any shareholder meeting.  Shares have no preemptive or subscription rights.

Only shareholders of American Funds Growth Portfolio at the close of business on March 30, 2012 (the “Record Date”) will be entitled to be present and give voting instructions for American Funds Growth Portfolio at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, the properly executed Voting Instruction Card must be received no later than 5:00 p.m. on June 27, 2012.  As of the Record Date, 39,287,351.981 shares of beneficial interest of American Funds Growth Portfolio were outstanding and entitled to vote.

If there are insufficient votes to approve any Proposal, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with applicable law.  Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment.  The persons named as proxies will vote in favor of such adjournment(s) in their discretion.

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The Separate Accounts of the participating insurance companies and Qualified Plans are the record owners of the shares of the Portfolios.  The Qualified Plans and participating insurance companies will vote American Funds Growth Portfolio shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans. American Funds Growth Portfolio does not impose any requirement that a minimum percentage of voting instructions be received, before counting the participating insurance companies and Qualified Plans as the American Funds Growth Portfolio’s shareholders in determining whether a quorum is present.

Where Variable Contract Holders and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and participating insurance companies will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract Holders and Plan Participants who voted.  The effect of proportional voting is that if a large number of Variable Contract Holders and Plan Participants fail to give voting instructions, a small number of Variable Contract Holders and Plan Participants may determine the outcome of the vote.  Because a significant percentage of American Funds Growth Portfolio’s shares are held by participating insurance companies, which use proportional voting, the presence of such participating insurance companies at the Special Meeting shall be sufficient to constitute a quorum for the transaction of business at the Special Meeting.

To the knowledge of ING Investments, as of March 30, 2012, no current Trustee owns 1% or more of the outstanding shares of the American Funds Growth Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of the American Funds Growth Portfolio or the Large Cap Growth Portfolio.

Appendix C hereto lists the persons that, as of March 30, 2012 owned beneficially or of record 5% or more of the outstanding shares of any class of American Funds Growth Portfolio.

Can shareholders submit proposals for consideration in a Proxy Statement?

The Portfolio is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required in accordance with the 1940 Act.  A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed.  Whether a proposal is submitted in a proxy statement will be determined in accordance with applicable federal and state laws.

What if a proposal that is not in the Proxy Statement/Prospectus comes up at the Special Meeting?

If any other matter is properly presented, your proxies will vote in their discretion in accordance with their best judgment, including any proposal to adjourn the meeting.  At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the Reorganization discussed in this Proxy Statement/Prospectus.

What is “Householding”?

Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a Portfolio shareholder of record, unless the Portfolio has received contrary

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instructions from one or more of the household’s shareholders.  If a shareholder needs an additional copy of this Proxy Statement, please contact Shareholder Services at 1-800-992-0180.  If in the future, any shareholder does not wish to combine or wishes to recombine the mailing of a proxy statement with household members, please inform the Portfolio in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona, 85258-2034 or via telephone at 1-800-992-0180.

Who pays for this Proxy Solicitation/Prospectus?

The Portfolios will not pay the expenses in connection with the Notice and this Proxy Statement/Prospectus or the Special Meeting of Shareholders. ING Investments (or an affiliate) will pay expenses, including the printing, mailing, solicitation and vote tabulation expenses, legal fees, and out-of-pocket expenses.

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In order that the presence of a quorum at the special meeting may be assured, prompt execution and return of the enclosed proxy ballot is requested.  A self-addressed postage paid envelope is enclosed for your convenience.  You also may vote via telephone or via the Internet.  Please follow the voting instructions as outlined on your proxy ballot.

Huey P. Falgout, Jr.
Secretary

May 15, 2012
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258-2034

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APPENDIX A:  AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 1st day of January, 2012, by ING Investors Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 (“ING Investors”), on behalf of ING Large Cap Growth Portfolio (the “Acquiring Portfolio”) and ING American Funds Growth Portfolio (the “Acquired Portfolio”), each a separate series of ING Investors.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Class ADV voting shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Trustees of IIT has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraph 1.3 herein, by the Acquiring Portfolio are in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of IIT has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio, as described in paragraph 1.3 herein, is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.             TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1.          Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional Class ADV Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class ADV share of the Acquiring Portfolio Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.          The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.          The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Portfolio shall assume all of the liabilities of the Acquired Portfolio, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.          Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will: (i) distribute to the Acquired Portfolio’s shareholders of record, determined as of immediately after the close of business on the Closing Date, on a pro rata basis, Class ADV shares of the Acquiring Portfolio received by the Acquired Portfolio pursuant to paragraph 1.1; and (ii) completely liquidate.  Such distribution and liquidation will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the shareholders of record of the Acquired Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Portfolio Shareholders”).  The aggregate net asset value of Class ADV Acquiring Portfolio Shares to be so credited to Acquired Portfolio Shareholders shall be equal to the aggregate net asset value of the Acquired Portfolio shares owned by such shareholders on the Closing Date.  All issued and outstanding Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in shares of the Acquired Portfolio will represent a number of Class ADV Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Portfolio shall not issue certificates representing the Class ADV Acquiring Portfolio Shares in connection with such exchange.

1.5.          Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6.          Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.             VALUATION

2.1.          The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.2.          The net asset value of a Class ADV Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.3.          The number of the Class ADV Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s assets shall be determined by dividing the value of the net assets with respect to shares of the Acquired Portfolio, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Class ADV Acquiring Portfolio Share, determined in accordance with paragraph 2.2.

2.4.          All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by Acquiring Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.

3.             CLOSING AND CLOSING DATE

3.1.          The Closing Date shall be July 20, 2012 or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2.          The Acquired Portfolio shall direct the Bank of New York Mellon Corporation, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.          The Acquired Portfolio shall direct BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.          In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Portfolio or the Board of Trustees of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.             REPRESENTATIONS AND WARRANTIES

4.1.          Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of IIT, IIT, on behalf of the Acquired Portfolio, represents and warrants to IIT as follows:

(a)           The Acquired Portfolio is duly organized as a series of IIT, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under IIT’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)           IIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)           The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)            The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of IIT’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which IIT, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which IIT, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)           All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

(h)           Except as otherwise disclosed in writing to and accepted by IIT, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  IIT, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)            The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2011 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)            Since December 31, 2011, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)           On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)            For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulations Section 1.815-5 therunder;

(m)          All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3.  The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)           The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of Trustees of IIT, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)           The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)           The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.          Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of IIT, IIT, on behalf of the Acquiring Portfolio, represents and warrants to IIT as follows:

(a)           The Acquiring Portfolio is duly organized as a series of IIT, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under IIT’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)           IIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, are in full force and effect;

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)           The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)            The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of IIT’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which IIT, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which IIT, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)           Except as otherwise disclosed in writing to and accepted by IIT, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against IIT, on behalf of the Acquiring Portfolio, or any of the

Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of the Acquiring Portfolio’s business.  IIT, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)           The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2011 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)            Since December 31, 2011, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j)            On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)           For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulations Section 1.815-5 thereunder;

(l)            All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by IIT and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m)          The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of IIT, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)           Class ADV Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o)           The information to be furnished by IIT for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)           That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials with respect to the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.             COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1.          The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.          The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.          The Acquired Portfolio covenants that the Class ADV Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.          The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio’s shares.

5.5.          Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.          The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7.          As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Class ADV Acquiring Portfolio Shares received at the Closing.

5.8.          The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.          IIT, on behalf of the Acquired Portfolio, covenants that IIT will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as IIT, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) IIT’s, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio Shares to be delivered hereunder, and (b) IIT’s, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.        The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of IIT, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at IIT’s election, to the performance by IIT, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.          All representations and warranties of IIT, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.          IIT shall have delivered to IIT a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to IIT and dated as of the Closing Date, to the effect that the representations and warranties of IIT, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as IIT shall reasonably request;

6.3.          IIT, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IIT, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4.          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of IIT, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at IIT’s election, to the performance by IIT, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.          All representations and warranties of IIT, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.          IIT shall have delivered to IIT a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of IIT;

7.3.          IIT shall have delivered to IIT on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to IIT and dated as of the Closing Date, to the effect that the representations and warranties of IIT, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as IIT shall reasonably request;

7.4.          IIT, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IIT, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5.          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Class ADV Acquiring Portfolio Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.          The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.             FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to IIT, on behalf of the Acquired Portfolio, or IIT, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.          The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of IIT’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to IIT.  Notwithstanding anything herein to the contrary, neither IIT nor IIT may waive the conditions set forth in this paragraph 8.1;

8.2.          On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.          All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by IIT or IIT to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4.          The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.          The parties shall have received the opinion of Dechert LLP addressed to IIT and IIT substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of IIT and IIT.  Notwithstanding anything herein to the contrary, neither IIT nor IIT may waive the condition set forth in this paragraph 8.5.

9.             BROKERAGE FEES AND EXPENSES

9.1.          IIT, on behalf of the Acquired Portfolio, and IIT, on behalf of the Acquiring Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2           The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquiring Portfolio (or an affiliate of the investment adviser).  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.          ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.        IIT and IIT agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.          TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before October 31, 2012, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.          AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of IIT and IIT; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by IIT pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class ADV Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.          NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

ING Investors Trust

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

14.          HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.        This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

14.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Portfolio or the Acquiring Portfolio, as the case may be, as provided in the Declaration of Trust of IIT or the Declaration of Trust of IIT, respectively.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING INVESTORS TRUST, on behalf of its
ING American Funds Growth Portfolio series

By:
Name:	Kimberly A. Anderson
Title:	Senior Vice President

APPENDIX B:  ADDITIONAL INFORMATION REGARDING ING LARGE CAP GROWTH PORTFOLIO

Portfolio Holdings

A description of the policies and procedures of ING Large Cap Growth Portfolio (the “Portfolio”) regarding the release of portfolio holdings information is available in the Portfolio’s SAI. Portfolio holdings information can be reviewed online at www.INGInvestment.com.

How Shares Are Priced

The net asset value (“NAV”) per share for each class of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the NYSE (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. To the extent the Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares. When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for an asset that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of assets for which such fair value pricing might be required include, but are not limited to:

•                  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•                  Securities of an issuer that has entered into a restructuring;

•                  Securities whose trading has been halted or suspended;

•                  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•                  Securities that are restricted as to transfer or resale.

The Portfolio or Directed Services, LLC (the “Adviser”) may rely on the recommendations of a fair value pricing service approved by the Portfolio’s Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser will make such determinations in good faith in accordance with procedures adopted by the Portfolio’s

Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

How to Buy and Sell Shares

The Portfolio’s shares may be offered to Separate Accounts serving as investment options under Variable Contracts, Qualified Plans outside the Separate Account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Code and the underlying U.S. Treasury Regulations. Please refer to the prospectus for the appropriate insurance company Separate Account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plan participants and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its Separate Accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, the Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and the Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940 (“1940 Act”) or under the terms of an exemptive order granted by the SEC.

The Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Distribution Plan and/or Shareholder Service Plan

The Portfolio has a Shareholder Service and Distribution Plan in accordance with Rule 12b-1 under the 1940 Act (“12b-1 Plan”) for the Class ADV shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class ADV shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class ADV shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolio. The annual distribution and shareholder service fees under the 12b-1 Plan may equal up to 0.75% (0.50% for distribution fees and 0.25% for shareholder service fees) of the average daily net assets of the Portfolio. The Distributor has agreed to waive 0.15% of the distribution fee for the Portfolio. This waiver will continue through at least May 1, 2014. There is no guarantee that this waiver will continue after that date. Because these fees are paid out of the Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Frequent Trading - Market Timing

The Portfolio is intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolio’s administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity is harmful to the Portfolio and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

A Portfolio that invests in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, a Portfolio that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

Payments to Financial Intermediaries

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of the Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Dividends, Distributions, and Taxes

Dividends and Distributions

The Portfolio declares and pays dividends from net investment income at least annually. The Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s distributions may constitute a return of capital.

To comply with federal tax regulations, the Portfolio may also pay an additional capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing. The Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy. See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the Portfolio’s shares’ financial performance for the past five years or, if shorter, the period of operations.  Certain information reflects financial results for a single share.  The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolio (assuming reinvestment of all dividends and distributions).  This information has been derived from the Portfolio’s financial statements that were audited by KPMG LLP, an independent registered public accounting firm.  The report of KPMG LLP, along with the financial statements included in the annual shareholder report dated December 31, 2011, are incorporated herein by reference.

		Income (loss) from investment operations				Less Distributions						Ratios to average net assets							Supplemental data
Year or period	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total Distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/ additions (2)(3)		Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
ended	($)	($)		($)	($)	($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Class ADV
12-31-2011	12.86	0.05	•	0.24	0.29	0.04	—	0.88	0.92	12.23	1.88	1.44	1.20		1.20		0.37		70,714	77
12-31-2010	11.34	0.04	•	1.53	1.57	0.05	—	—	0.05	12.86	13.91	1.37	1.20	†	1.20	†	0.32	†	8.618	134
12-31-2009	8.01	0.02		3.31	3.33	—	—	—	—	11.34	41.57	1.36	1.20	†	1.20	†	0.17	†	1	19
12-31-2008	12.65	0.03		(3.32)	(3.29)	—	1.35	—	1.35	8.01	(27.86)	1.35	1.20	†	1.19	†	0.33	†	1	46
12-31-2007	11.52	(0.03	)•	1.31	1.28	0.04	0.11	—	0.15	12.65	11.09	1.35	1.20		1.19		(0.20)		1	30

(1)          Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges.  Total return for periods less than one year is not annualized.

(2)          Annualized for periods less than a year.

(3)          Expense ratios reflect operation expenses of the Portfolio.  Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements, if any, or other expense offset arrangements and do not represent the amount paid by the Portfolio during periods when reimbursements or reductions occur.  Expenses net of fee waivers reflect expenses after reimbursement by the Investment Advisor and/or Distributor net of all reductions/additions represent the net expenses paid by the Portfolio.  Net investment income (loss) is net off all such additions or reductions.

•                  Calculated using average number of shares outstanding throughout the period.

†                  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

APPENDIX C:  SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of March 30, 2012:

ING American Funds Growth Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
ING USA Annuity and Life Insurance Company 1475 Dunwoody Dr West Chester, PA 19380-1478	97.1% Beneficial	97.1%	44.1%

ING Large Cap Growth Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
ING Solution 2025 Portfolio Attn Carneen Stokes 7337 E. Doubletree Ranch Rd Scottsdale, AZ 85258-2034	6.5% Class I; Beneficial	3.6%	2.5%
ING Solution 2035 Portfolio Attn Carneen Stokes 7337 E. Doubletree Ranch Rd Scottsdale, AZ 85258-2034	7.6% Class I; Beneficial	4.2%	2.9%
ING Solution 2045 Portfolio Attn Carneen Stokes 7337 E. Doubletree Ranch Rd Scottsdale, AZ 85258-2034	5.2% Class I; Beneficial	2.9%	2.0%
ING Framework Trustee: Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873	6.3% Class S2; Beneficial	0.1%	0.1%
Reliastar Life Insurance Co FBO SVULI Attn Jill Barth Conveyor TN41 1 Orange Way Windsor, CT 06095	17.3% Class I; Beneficial	9.6%	6.6%
ING USA Annuity and Life Insurance Company 1475 Dunwoody Dr West Chester, PA 19380-1478	59.1% Class S; Beneficial	20.5%	44.1%
ING National Trust 1 Orange Way Windsor, CT 06095-4773	52.0% Class ADV; 27.1%Class S2; Beneficial	4.9%	3.4%
ING Life Insurance & Annuity Co Attn Valuation Unit — TN41 One Orange Way B3N Windsor, CT 06095	48.0% Class ADV; 46.0% Class I; 37.6% Class S; 62.2% Class S2; Beneficial	43.5%	30.1%

*              On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on March 30, 2012.

C - 1

PART B

ING Investors Trust

Statement of Additional Information

May 15, 2012

Acquisition of the Assets and Liabilities of: ING American Funds Growth Portfolio (A Series of ING Investors Trust) 7337 East Doubletree Ranch Road, Suite100 Scottsdale, Arizona 85258-2034	By and in Exchange for Shares of: ING Large Cap Growth Portfolio (A Series of ING Investors Trust) 7337 East Doubletree Ranch Road, Suite100 Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Investors Trust’s (“SAI”) is available to the shareholders of ING American Funds Growth Portfolio (“American Funds Growth Portfolio”, a series of ING Investors Trust, in connection with a proposed transaction whereby all of the assets and liabilities of American Funds Growth Portfolio will be transferred to ING Large Cap Growth Portfolio (“Large Cap Growth Portfolio,” together with American Funds Growth Portfolio, the “Portfolios, each a “Portfolio”), a series of ING Investors Trust, in exchange for shares of American Funds Growth Portfolio.

This SAI consists of: (i) this cover page; (ii) the Portfolio Managers’ Report for Large Cap Growth Portfolio; (iii) the accompanying pro forma financial statements; and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.               The SAI for ING Investors Trust dated April 30, 2012, as filed on April 26, 2012 (File No: 811-05629).

2.               The Financial Statements of American Funds Growth Portfolio and Large Cap Growth Portfolio included in the Annual Reports dated December 31, 2011, as filed on March 2, 2012 and the Semi-Annual Reports dated June 30, 2011, as filed on September 2, 2011 (File No: 811-05629).

This SAI is not a prospectus.  A Proxy Statement/Prospectus dated May 15, 2012, relating to the Reorganization of American Funds Growth Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or calling 1-800-366-0066.  This SAI should be read in conjunction with the Proxy Statement/Prospectus.

1

ING LARGE CAP GROWTH PORTFOLIO

Set forth below is an excerpt from the annual report of ING Large Cap Growth Portfolio (“Large Cap Growth Portfolio”) dated December 31, 2011.

*  *  *  *

Market Perspective:  Year Ended December 31, 2011

In our semi-annual report we described how investor sentiment was generally positive through April. Many of the developed world’s economies including the U.S., seemed to be returning to health, boosted by heavy, ongoing doses of stimulative and monetary medicine. This was despite natural disasters in Japan, the violent uncertainties of the “Arab Spring” in North Africa and the Middle East, not to mention a European sovereign debt crisis.

But the mood darkened in early May 2011. Global equities in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends, slid from May through September, losing over 17%, before a remarkable October rally clawed back about half of this. For the whole fiscal year the Index lost 5.49%. (The MSCI World IndexSM returned (5.54)% for the year ended December 31, 2011, measured in U.S. dollars.)

A confluence of factors caused the deterioration in outlook after April. That month the latest unemployment rate was reported at 8.8%, the lowest in 24 months. New private sector jobs, well above 200,000, were added in each of January, February and March. But in May the unemployment rate rebounded to 9.1%. By September the employment report showed zero new jobs created in August. But more upbeat releases in later months revised this up, and by year end the three-month average of jobs created was back to 143,000 from just 35,000 in September.

In the housing market, home prices (based on the S&P/Case-Shiller 20-City Composite Home Price Index) fell every month in the year. Sales were depressed, despite improved affordability and record low mortgage interest rates, by tight credit with many homeowners in negative equity on their properties.

Gross Domestic Product (“GDP”) growth had been reported at 3.1% (quarter-over-quarter, annualized) for the fourth quarter of 2010. On July 29, this was scaled down to 2.3%, among other revisions that showed the recession had been deeper and started earlier than previously thought. Worse, growth in the first quarter of 2011 was a barely perceptible 0.4%. When the second quarter’s figure was finalized at just 1.3%, the common assessment was that the economy was operating at “stall-speed”. There was relief in October when the first estimate of third quarter GDP growth was a much-improved 2.5%, although this was subsequently revised down to 1.8%.

Political deadlock weighed on sentiment throughout. A stopgap agreement to raise the debt ceiling did not stop Standard & Poors from downgrading the country’s credit rating. A bipartisan “Debt Super Committee” appointed to negotiate a more lasting set of budget control measures, admitted defeat on November 21.

Other keenly watched figures like retail sales and wages & salaries were stagnant in the months up to October, improved in that month and were mixed thereafter. Purchasing managers’ indices indicated expansion but not by much. Taken together, the data were inconclusive as the year ended but the consensus was that the once-feared return to recession now looked unlikely.

The euro zone’s sovereign debt crisis continued to move markets. By early August it seemed to be veering out of control. When attention turned from Greece to the much bigger bond markets of Spain and especially Italy,

2

the European Central Bank (“ECB”) stepped in, uneasily, to buy their bonds — and some time. The threat to the euro zone banking system, where vast quantities of Italian and Spanish bonds are held, was clear.

Finally, a baby step towards closer fiscal union among euro zone countries was agreed in December, including restrictions on budget deficits with near automatic disciplinary procedures for violators. Bilateral loans of up to €200 billion would be made to the International Monetary Fund, presumably to fund rescue packages for individual nations. But it provided no lender of last resort with unlimited firepower, nor measures to promote growth and liberalize markets. Investors were under no illusions as the year ended that the crisis had been solved.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 7.84% in the fiscal year, while the Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index gained 4.96%. Most notable within the Barclays Capital U.S. Aggregate Bond Index was the remarkable 29.93% return on long-dated Treasuries, reflecting both the overall decline in risk appetite and quantitative easing.

U.S. equities, represented by the S&P 500® Index, including dividends, returned 2.11% for 2011, almost identical to the dividend yield. Sector returns ranged from (17.06)% for financials to 19.91% for utilities. The operating earnings per share of S&P 500® companies made new records in the second and third quarters of 2011, but estimates for future quarters were coming down as December ended.

In currency markets, the euro zone’s problems finally took their toll, as the dollar gained 2.34% on the euro in 2011, which dropped sharply after October. The pound was barely changed despite late weakness: the dollar gained 0.10%. But the dollar fell back against the yen by 5.35% despite Bank of Japan intervention as that currency repeatedly breached post-war high levels.

In international markets, the MSCI Japan® Index slumped 18.73% in 2011. The economy contracted for three straight quarters before finally recovering, as it struggled to recover from the earthquake and tsunami of March as well as a strong yen. The MSCI Europe ex UK® Index sank 12.87%, weighed down by the recessionary threat of the sovereign debt crisis. Euro zone growth shrunk to 0.2% in the second and third quarters and unemployment stood at 10.3%, a euro-era high. The MSCI UK® Index slipped just 1.83%. Weak euro zone demand and fiscal austerity at home depressed stocks, within which, however, the well-represented energy, staples and telecoms sectors managed positive average returns.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.

3

Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
Russell 1000 Growth® Index	Measures the performance of the 1,000 largest companies in the Russell 3000® Index with higher price-to-book ratios and higher forecasted growth.
Russell 1000 Value® Index	An unmanaged index that measures the performance of those Russell 1000® securities with lower price-to-book ratios and lower forecasted growth values.
MSCI U.S. REIT® Index

A free float-adjusted market capitalization weighted index that is comprised of equity real estate investment trusts that are included in the MSCI U.S. Capital Investable Market 2500 Index (with the exception of specialty REITs that do not generate of their revenue and income from real estate rental and leasing obligations). The index represents approximately 85% of the U.S. REIT market.

Russell 2000® Index	An unmanaged index that measures the performance of securities of small U.S. companies.
Barclays Capital U.S. 1-3 Year Government/Credit Bond Index	A widely recognized index of publicly issued fixed rate, investment grade debt securities, including Treasuries, Agencies and credit securities with a maturity of one to three years.
Bank of America/Merrill Lynch U.S. High Yield, BB-B Rated, 2% Constrained

Tracks the performance of BB-B rated U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%.

Bank of America/Merrill Lynch U.S. High Yield BB-B Rated Index	Is an unmanaged index of bonds rated BB and B by Moody’s and S&P.

Portfolio Managers’ Report

ING Large Cap Growth Portfolio (the “Portfolio”) seeks long-term capital growth. The Portfolio is managed by Christopher Corapi and Jeffrey Bianchi, Portfolio Managers of ING Investment Management Co. LLC — the Sub-Adviser.

Performance: For the year ended December 31, 2011, the Portfolio’s Class S shares, provided a total return of 2.24% compared to the Russell 1000® Growth Index, which returned 2.64% for the same period.

4

Portfolio Specifics: December capped a volatile year for equities, driven by macroeconomic concerns worldwide. Correlations remained at elevated levels, though down from historical highs. In the United States, several economic indicators have suggested an improving environment.

For the reporting period, the Portfolio outperformed its benchmark before the deduction of fees and expenses; it lagged after expenses and fees were deducted. Security selection in the consumer discretionary, consumer staples and industrials sectors contributed the most to results. Allocation effects also contributed to performance, mostly among industrials and information technology (“IT”). The most significant detractors for the period included security selection among IT, energy and materials companies; and the Portfolio’s operating cash position.

Top contributors included overweights of Philip Morris International Inc. and Herbalife Ltd. (“Herbalife”) in consumer staples and Macy’s Inc. (“Macy’s”) in consumer discretionary. Macy’s posted several earnings beats during the year, leveraging a successful “My Macy’s” marketing campaign and negotiating lower input costs with suppliers. Tobacco giant Philip Morris outperformed after gaining market share in key Asian markets, and raising guidance during the fourth quarter. Nutritional supplement provider (primarily aimed at weight loss) Herbalife outperformed during the mid part of the year after successful launches of its nutrition clubs in key emerging markets.

Worst detractors for the period included an overweight of Arch Coal Inc. (“Arch Coal”) in energy and in IT, no exposure to International Business Machines Corp. and overweight exposures to NetApp Inc. and Broadcom Corp. We implemented an overweight to Arch Coal, a U.S.-based coal producer, during the early stages of 2011. Our thesis was predicated upon strong Chinese demand and stable natural gas prices (a substitute for coal). However, the opposite occurred and the stock underperformed and violated our thesis, at which point we closed the position. Softer than anticipated corporate IT enterprise spending cast downward pressure on NetApp, while a pause in semiconductor capital expenditures negatively affected Broadcom.

Current Strategy and Outlook: Going forward, we feel that the Portfolio is well positioned to take advantage of a slowly growing economy. Consensus estimates are now firmly in the camp of below trend GDP growth in most regions of the world, including the United States. As a consequence, we believe that a growth scarcity will occur. This is a situation whereby companies face an operating environment in which it is difficult to expand revenue, margins and earnings. We anticipate there will be a bifurcation between the haves and have-nots: the haves may include market leaders that continue to gain market share, have pricing power and recurring revenue. These are the characteristics that we continue to seek.

5

Sector Diversification
as of December 31, 2011
(as a percent of net assets)

Information Technology	28.1%
Consumer Discretionary	15.9%
Energy	12.5%
Industrials	11.6%
Consumer Staples	11.2%
Health Care	9.7%
Financials	5.1%
Materials	4.0%
Assets in Excess of Other Liabilities*	1.9%
Net Assets	100.0%

*  Includes short-term investments

Portfolio holdings subject to change daily.

Top Ten Holdings*
as of December 31, 2011
(as a percent of net assets)

Apple, Inc.	6.8%
ExxonMobile Corp.	6.1%
Microsoft Corp.	4.0%
Google, Inc. — Class A	3.9%
Phillip Morris International, Inc.	3.5%
Monsanto Co.	2.6%
Qualcomm, Inc.	2.6%
Oracle Corp.	2.4%
Danaher Corp.	2.4%
Starbucks Corp.	2.2%

Portfolio holdings subject to change daily

Average Annual Total Returns for the Periods Ended December 31, 2011

	1 Year	5 Year	Since Inception of Class ADV December 29, 2006
Class ADV	1.88%	5.65%	5.65%
Russell 1000® Growth Index	2.64%	2.50%	2.50	%(1)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of the Portfolio against the index indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio’s performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

6

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio manager only through the end of the period as stated on the cover. The portfolio manager’s views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from January 1, 2007

7

PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and liabilities of American Funds Growth Portfolio will be transferred to Large Cap Growth Portfolio, in exchange for shares of Large Cap Growth Portfolio, shown below are financial statements for each Portfolio and Pro Forma Financial Statements for the combined Portfolio, assuming the Reorganization is consummated, as of December 31, 2011. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio.  The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio.  The third table presents Portfolio of Investments for each Portfolio and estimated pro forma figures for the combined Portfolio.  The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2011(Unaudited)

	ING American Funds Growth Portfolio	ING Large Cap Growth Portfolio	Pro Forma Adjustments	Pro Forma Combined
ASSETS:
Investments in securities at value *(1)	$1,944,299,328	$1,031,270,934	$—	$2,975,570,262
Short-term investments at value***	—	22,371,000	—	22,371,000
Cash	18,477	118	—	18,595
Investment securities sold	902,196	—	—	902,196
Fund shares sold	—	4,012,644	—	4,012,644
Dividends and interest	—	876,585	—	876,585
Reimbursement due from manager	—	79,479	—	79,479
Total assets	1,945,220,001	1,058,610,760	—	$3,003,830,761

LIABILITIES:
Payable for investment securities purchased	—	3,505,878	—	$3,505,878
Payable for fund shares redeemed	902,196	2,807,913	—	3,710,109
Payable to affiliates	828,176	668,593	—	1,496,769
Payable for trustee fees	23,204	5,251	—	28,455
Other accrued expenses and liabilities	192,588	79,893	—	272,481
Total liabilities	1,946,164	7,067,528	—	9,013,692
NET ASSETS	$1,943,273,837	$1,051,543,232	$—	$2,994,817,069

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,076,718,438	$972,000,284	$—	$3,048,718,722
Distributions in excels of net investment income	1,368,701	6,831,127	—	8,199,828
Accumulated net realized loss	5,645,171	11,398,536	—	17,043,707
Net unrealized appreciation (depreciation)	(140,458,473)	61,313,285	—	(79,145,188)
NET ASSETS	$1,943,273,837	$1,051,543,232	$—	$2,994,817,069

*	Cost of investments in securities	$2,084,757,801	$969,957,649	$—		$3,054,715,450
***	Cost of short-term investments	$—	$22,371,000	$—		$22,371,000

	Class ADV:
	Net Assets	$1,943,273,837	$70,713,804	—		$2,013,987,641
	Shares authorized	unlimited	unlimited			unlimited
	Par value	$0.001	$0.001			$0.001
	Shares outstanding	40,419,887	5,782,702	118,474,131	(A)	164,676,720
	Net asset value and redemption price per share	$48.08	$12.23			$12.23

	Class I:
	Net Assets	$ n/a	$629,090,641	—		$629,090,641

8

	ING American Funds Growth Portfolio		ING Large Cap Growth Portfolio	Pro Forma Adjustments	Pro Forma Combined
Shares authorized	n/a		unlimited		unlimited
Par value	$	n/a	$0.001		$0.001
Shares outstanding	n/a		49,474,486	—	49,474,486
Net asset value and redemption price per share	$	n/a	$12.72		$12.72

Class S:
Net Assets	$	n/a	$338,683,492	—	$338,683,492
Shares authorized	n/a		unlimited		unlimited
Par value	$	n/a	$0.001		$0.001
Shares outstanding	n/a		26,946,814	—	26,946,814
Net asset value and redemption price per share	$	n/a	$12.57		$12.57

Class S2:
Net Assets	$	n/a	$13,055,295	—	$13,055,295
Shares authorized	n/a		unlimited		unlimited
Par value	$	n/a	$0.001		$0.001
Shares outstanding	n/a		1,041,659	—	1,041,659
Net asset value and redemption price per share	$	n/a	$12.53		$12.53

(1)

The master fund for the ING American Funds Growth is the Class 2 shares of the American Growth Fund. These financial statements should be read in conjunction with the master American Fund’s financials.

(A)	Reflects new shares issued, net of retired shares of ING American Funds Growth. (Calculation: Net Assets ÷ NAV per share)

See Accompanying Notes to the Pro Forma Financial Statements

9

STATEMENTS OF OPERATIONS for the year ended December 31, 2011(Unaudited)

	ING American Funds Growth Portfolio	ING Large Cap Growth Portfolio	Pro Forma Adjustments		Pro Forma Combined
INVESTMENT INCOME:
Dividends from master fund(1)	$13,234,221	$—	$—		$13,234,221
Dividends, net of foreign taxes withheld*	—	13,175,017	—		13,175,017
Interest	—	8	—		8
Securities lending income, net	—	2,789	—		2,789
Total investment income	13,234,221	13,177,814	—		26,412,035

EXPENSES:
Investment management fees	—	4,933,426	12,236,095	(A)	17,169,518
Distribution and service fees:
Class ADV	11,123,698	281,918	5,561,886	(A)	16,967,502
Class S	—	689,802	—		689,902
Class S2	—	31,538	—		31,538
Transfer agent fees	2,511	1,621	2,821	(A)	6,953
Administrative service fees	—	896,977	2,224,722	(A)	3,121,699
Shareholder reporting expense	227,696	98,566	16,772	(A)	343,034
Professional fees	178,704	104,144	79,599	(A)	362,447
Custody and accounting expense	175,927	107,431	90,528	(A)	373,886
Trustee fees and expenses	71,568	22,861	(14,867	)(A)	79,562
Interest expense	—	21	52	(A)	73
Miscellaneous expense	62,039	27,674	(41,557	)(A)	48,156
Total expenses	11,842,143	7,195,979	20,156,047		39,194,169
Net waived and reimbursed fees	—	(867,545)	(3,904,282	)(A)	(4,771,827)
Net expenses	11,842,143	6,328,434	16,251,765		34,422,342
Net investment income	1,392,078	6,849,380	(16,251,765)		(8,010,307)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:	38,400,568	12,019,798	—		50,420,366
Investments	—	(315)	—		(315)
Foreign currency related transactions	38,400,568	12,019,483	—		50,420,051
Net realized gain (loss)
Net change in unrealized appreciation or depreciation on:
Investments	—	4,589,847	—		4,589,847
Foreign currency related transactions	(135,576,206)	—	—		(135,576,206)
Net change in unrealized appreciation or depreciation	(135,576,206)	4,589,847	—		(130,986,359)
Net realized and unrealized gain	(97,175,638)	16,309,330	—		(80,566,308)
Increase (decrease) in net assets resulting from operations	$(95,783,560)	$23,458,710	$(16,251,765)		$(88,576,615)

*Foreign taxes withheld	$—	$7,176	$—	$7,176

(1)

The master fund for the ING American Funds Growth Portfolio is the Class 2 shares for the American Growth Fund. These financial statements should be read in conjunction with the master American Fund’s financial statements.

(A)	Reflects adjustment in expenses due to effects of new contractual rates.

See Accompanying Notes to the Pro Forma Financial Statements

10

PORTFOLIO OF INVESTMENTS

as of December 31, 2011 (Unaudited)†

ING
American	ING Large	Pro-forma
Funds	Cap	ING Large			ING American		Pro-forma
Growth	Growth	Cap Growth			Funds Growth	ING Large Cap	ING Large Cap
Portfolio	Portfolio	Portfolio			Portfolio	Growth Portfolio	Growth Portfolio
Shares	Shares	Shares			Value	Value	Value

		COMMON STOCK: 98.0%
				Consumer Discretionary: 15.9%
—	59,530	169,381	@	Amazon.com, Inc.	$—	$10,304,643	$29,319,936
—	272,960	776,657	@	Bed Bath & Beyond, Inc.	—	15,823,491	45,022,788
—	162,100	461,225		Coach, Inc.	—	9,894,584	28,153,190
—	718,510	2,044,386		Comcast Corp. – Class A	—	17,035,872	48,472,391
—	225,070	640,395	@	DIRECTV	—	9,623,993	27,383,275
—	319,960	910,386		Harley-Davidson, Inc.	—	12,436,845	35,386,719
—	542,010	1,542,188		Macy’s, Inc.	—	17,441,882	49,627,616
—	83,830	238,523		McDonald’s Corp.	—	8,410,664	23,930,973
—	270,186	768,764	@	Michael Kors Holdings Ltd.	—	7,362,569	20,948,813
—	39,320	111,878	@	Priceline.com, Inc.	—	18,390,357	52,326,325
—	496,340	1,412,243		Starbucks Corp.	—	22,836,604	64,977,288
—	467,729	1,330,835		Wyndham Worldwide Corp.	—	17,694,188	50,345,506
					—	$167,255,692	475,894,820

				Consumer Staples: 11.2%
—	141,980	403,978		Coca-Cola Co.	—	9,934,341	28,266,310
—	619,510	1,762,700		Coca-Cola Enterprises, Inc.	—	15,970,968	45,442,405
—	419,700	1,194,178		ConAgra Foods, Inc.	—	11,080,080	31,526,297
—	228,520	650,211		Hershey Co.	—	14,117,965	40,170,033
—	474,000	1,348,678		Philip Morris International, Inc.	—	37,199,520	105,844,284
—	330,120	939,295		Wal-Mart Stores, Inc.	—	19,727,971	56,132,256
—	149,096	424,225		Whole Foods Market, Inc.	—	10,374,100	29,517,562
					—	118,404,945	336,899,147

				Energy: 12.5%
—	177,200	504,189	@	Cameron International Corp.	—	8,716,468	24,801,081
—	192,370	547,353		Chevron Corp.	—	20,468,168	58,238,348
—	759,030	2,159,678		ExxonMobil Corp.	—	64,335,383	183,054,311
—	445,620	1,267,928		Halliburton Co.	—	15,378,346	43,756,211
—	158,920	452,177		National Oilwell Varco, Inc.	—	10,804,971	30,743,526
—	187,530	533,582		Range Resources Corp.	—	11,615,608	33,050,043
					—	131,318,944	373,643,520

				Financials: 5.1%
—	321,218	913,966		American Express Co.	—	15,151,853	43,111,767
—	99,930	284,332		Blackrock, Inc.	—	17,811,523	50,679,361
—	798,004	2,270,571		Blackstone Group LP	—	11,180,036	31,810,704
—	194,920	554,608		Prudential Financial, Inc.	—	9,769,391	27,796,975
					—	53,912,803	153,398,807

11

ING
American	ING Large	Pro-forma
Funds	Cap	ING Large			ING American		Pro-forma
Growth	Growth	Cap Growth			Funds Growth	ING Large Cap	ING Large Cap
Portfolio	Portfolio	Portfolio			Portfolio	Growth Portfolio	Growth Portfolio
Shares	Shares	Shares			Value	Value	Value

				Health Care: 9.7%
—	105,510	300,209	@	Biogen Idec, Inc.	$—	$11,611,376	$33,038,000
—	299,010	850,777		Cardinal Health, Inc.	—	12,142,796	34,550,058
—	345,690	983,596		Covidien PLC	—	15,559,507	44,271,670
—	242,400	689,704	@	Express Scripts, Inc.	—	10,832,856	30,822,868
—	340,854	969,836	@	HCA Holdings, Inc.	—	7,509,014	21,365,495
—	330,680	940,888		Johnson & Johnson	—	21,685,994	61,703,445
—	311,840	887,282		St. Jude Medical, Inc.	—	10,696,112	30,433,788
—	192,330	547,239	@	Watson Pharmaceuticals, Inc.	—	11,605,192	33,020,406
					—	101,642,847	289,205,730

				Industrials: 11.6%
—	530,480	1,509,382		Danaher Corp.	—	24,953,779	71,001,316
—	59,410	169,040		Joy Global, Inc.	—	4,453,968	12,672,933
—	214,730	610,974		Pall Corp.	—	12,271,820	34,917,170
—	208,390	592,935		Roper Industries, Inc.	—	18,102,839	51,508,247
—	370,530	1,054,274		Tyco International Ltd.	—	17,307,456	49,245,133
—	161,490	459,490		Union Pacific Corp.	—	17,108,251	48,678,331
—	247,470	704,130		United Technologies Corp.	—	18,087,582	51,464,836
—	292,730	832,909		Waste Connections, Inc.	—	9,701,072	27,602,588
					—	121,986,767	347,090,554

				Information Technology: 28.0%
—	450,220	1,281,017	@	Adobe Systems, Inc.	—	12,727,719	36,214,348
—	353,870	1,006,871		Analog Devices, Inc.	—	12,661,469	36,025,843
—	177,090	503,877	@	Apple, Inc.	—	71,721,450	204,069,986
—	212,030	603,292	@	Citrix Systems, Inc.	—	12,874,462	36,631,875
—	63,555	180,834	@	Google, Inc. - Class A	—	41,050,174	116,800,602
—	318,880	907,313	@	Lam Research Corp.	—	11,804,938	33,588,744
—	243,420	692,606	@	Micros Systems, Inc.	—	11,338,504	32,261,594
—	1,607,810	4,574,723		Microsoft Corp.	—	41,738,747	118,759,808
—	454,950	1,294,475	@	NetApp, Inc.	—	16,501,036	46,950,616
—	981,877	2,793,748		Oracle Corp.	—	25,185,145	71,659,625
—	491,880	1,399,553		Qualcomm, Inc.	—	26,905,836	76,555,529
—	645,390	1,836,337		Seagate Technology	—	10,584,396	30,115,921
—					—	295,093,876	839,634,491
—
—				Materials: 4.0%
—	139,130	395,868		Cliffs Natural Resources, Inc.	—	8,674,755	24,682,396
—	386,520	1,099,770		Monsanto Co.	—	27,083,456	77,060,915
—	94,410	268,626		Sigma-Aldrich Corp.	—	5,896,849	16,778,381
					—	41,655,060	118,521,692

				Total Common Stock (Cost $ 3,007,716,790)	—	1,031,270,934	2,934,288,761

12

ING
American	ING Large	Pro-forma
Funds	Cap	ING Large				ING American		Pro-forma
Growth	Growth	Cap Growth				Funds Growth	ING Large Cap	ING Large Cap
Portfolio	Portfolio	Portfolio				Portfolio	Growth Portfolio	Growth Portfolio
Shares	Shares	Shares				Value	Value	Value

		MASTER FUND: 0.0%

37,621,891	—	—	@	American Funds Growth Fund — Class 2 Shares		$1,944,299,328	$—	$—

				Total Master Fund (Cost $ -)		1,944,299,328	—	—

				Total Long-Term Investments (Cost $ 3,007,716,790)		1,944,299,328	1,031,270,934	2,934,288,761

		SHORT-TERM INVESTMENTS: 2.1%
				Mutual Funds: 2.1%
—	22,371,000	63,652,501		BlackRock Liquidity Funds, TempFund, Institutional Class		$—	$22,371,000	$63,652,501

				Total Short-Term Investments (Cost $ 69,369,660)		—	22,371,000	63,652,501

				Total Investments in Securities (Cost $3,077,086,450)*	100.1%	1,944,299,328	$1,053,641,934	2,997,941,262
				Other Assets and Liabilities — Net	(0.1)	(1,025,491)	(2,098,702)	(3,124,193)
				Net Assets	100.0%	1,943,273,837	$1,051,543,232	$2,994,817,069

†

The Acquired Portfolio’s holdings are expected to be sold shortly prior to the closing of the Reorganization, and after the closing of the Reorganization the Acquiring Portfolio may not be immediately fully invested in accordance with its stated investment strategies.

@	Non-income producing security

*	Cost for federal income tax purposes is:	$2,117,830,312	$994,025,702	$3,111,856,014
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$—	$91,793,945	$124,032,085
	Gross Unrealized Depreciation	(173,530,984)	(32,177,713)	(203,177,273)
	Net Unrealized Depreciation	$(173,530,984)	$59,616,232	$(79,145,188)

See Accompanying Notes to the Pro Forma Financial Statements

13

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 — Basis of Combination:

The Board of Trustees (“Board”) of ING American Funds Growth Portfolio (“American Funds Growth”) and ING Large Cap Growth Portfolio (“Large Cap Growth”) (each a “Portfolio” and collectively, the “Portfolios”), approved an Agreement and Plan of Reorganization dated January 12, 2012, (the “Plan”) whereby, subject to approval by the shareholders of American Funds Growth, Large Cap Growth will acquire all of the assets of American Funds Growth, subject to the liabilities of such Portfolio, in exchange for Large Cap Growth issuing shares of such fund to shareholders of American Funds Growth in a number equal in value to net assets of American Funds Growth (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with Large Cap Growth remaining as both the tax and accounting survivor.  The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization(s) occurred at December 31, 2011.  The unaudited pro forma Portfolio of Investments and Statement of Assets and Liabilities reflect the financial position of American Funds Growth and Large Cap Growth at December 31, 2011.  The unaudited pro forma Statement of Operations reflects the results of operations of American Funds Growth and Large Cap Growth for the twelve-months ended December 31, 2011.  These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the date indicated above for American Funds Growth and Large Cap Growth under U.S. generally accepted accounting principles for investment companies. The unaudited pro forma Portfolio of Investments reflects the pro forma combined portfolio holdings of American Funds Growth and Large Cap Growth as of December 31, 2011. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Large Cap Growth for pre-combination periods will not be restated.

The unaudited pro forma Portfolio of Investments, and Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statement of Additional Information.

Note 2 — Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing price.  Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by a Portfolio’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on a Portfolio’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of each Portfolio.  Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign

14

securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 — Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common Large Cap Growth issued in connection with the proposed acquisition of American Funds Growth by Large Cap Growth as of December 31, 2011.  The number of additional shares issued was calculated by dividing the net assets of each class of American Funds Growth by the respective class net asset value per share of Large Cap Growth.

Note 4 — Merger Costs:

ING Investments, LLC (or an affiliate) will bear the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings.

Merger costs to be incurred by ING Investments, LLC are estimated at approximately $320,900. These costs represent the estimated expenses of the Portfolio carrying out its obligations under the Plan and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger.

Note 5 — Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.  Actual results could differ from these estimates.

Note 6 — Federal Income Taxes:

It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders.  Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.  A portion of the amount of these capital loss carryforwards may be limited in the future.

15

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot, sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 28, 2012

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

Important Notice Regarding the Availability of Proxy Materials for the Meeting to Be Held on June 28, 2012.

The Joint Proxy Statement for the Meeting and the Notice of the Meeting are available at WWW.PROXYVOTE.COM/ING.

ING American Funds Growth Portfolio

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258-2034 on June 28, 2012, at 10:00 a.m., local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposals.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒    PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSALS:

1.                                       To approve an Agreement and Plan of Reorganization by and between the Portfolio and ING Large Cap Growth Portfolio (“Large Cap Growth Portfolio”), providing for the reorganization of the Portfolio with and into Large Cap Growth Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

3 EASY WAYS TO SUBMIT YOUR VOTING INSTRUCTION CARD

BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

BY MAIL: Check the appropriate boxes on the reverse side of the Voting Instructions Card, sign and date the Voting Instructions Card and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Voting Instructions Card.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON JUNE 28, 2012

PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

Important Notice Regarding the Availability of Proxy Materials for the Meeting to Be Held on June 28, 2012.

The Joint Proxy Statement for the Meeting and the Notice of the Meeting are available at WWW.PROXYVOTE.COM/ING.

PORTFOLIO/INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of the above-referenced Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSALS.  If you fail to return this Voting Instructions Card, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instructions Card must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil.   ☒     PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Voting Instructions Card as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Voting Instructions Card. THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSALS:

1.                                       To approve an Agreement and Plan of Reorganization by and between the Portfolio and ING Large Cap Growth Portfolio (“Large Cap Growth Portfolio”), providing for the reorganization of the Portfolio with and income Large Cap Growth Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE

PART C:  OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

Reference is made to Article V, Section 5.4 of the Agreement and Declaration of Trust of ING Investors Trust (the “Registrant” or the “Trust”), which is incorporated by reference herein.

Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee’s serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

The Trust has a management agreement with Directed Services LLC (“DSL”), and the Trust and DSL have various portfolio management agreements with the portfolio managers (the “Agreements”). Generally, the Trust will indemnify DSL and the portfolio managers under the Agreements for acts and omissions by DSL and/or the portfolio managers. Also, DSL will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSL nor the portfolio managers are indemnified for acts or omissions where DSL and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

The Trust has a management agreement with ING Investments, LLC (“ING Investments”) with respect to ING American Funds Portfolios, ING Clarion Global Real Estate Portfolio and ING Oppenheimer Active Allocation Portfolio.  Generally, the Trust will indemnify ING Investments from and against, any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under the management agreement between the Trust and ING Investments, except by reason of willful misfeasance, bad faith, or negligence in the performance of the ING Investment’s duties, or by reason of reckless disregard of the its obligations and duties under the agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS

(1)           (A)          Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

(B)           Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

(C)           Amendment #2 effective May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

(D)          Amendment #3 effective June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

(E)           Amendment #4 effective June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

(F)           Amendment #5 dated August 25, 2003 to the Trust’s Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

(G)           Amendment #6 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

(H)          Amendment #7 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

(I)            Amendment #9 effective November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust (22)

(J)            Amendment #10, effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust (23)

(K)          Amendment #11, effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

(L)           Amendment #12, effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

(M)         Amendment #13, effective August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

(N)          Amendment #14, effective August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

(O)          Amendment #15, dated September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

(P)           Amendment #16 effective November 8, 2004 to The Amended and Restated Agreement and Declaration of Trust (25)

(Q)          Amendment #17 effective February 1, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(R)           Amendment #18 effective April 29, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(S)           Amendment #19 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(T)           Amendment #21 effective July 25, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to addition of ING MarketStyle Growth, ING MarketStyle Moderate Growth, ING MarketStyle Moderate, ING MarketPro, and ING VP Index Plus International Equity Portfolios (27)

(U)          Amendment #20 effective August 15, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Mercury Focus Value Portfolio to ING Mercury Large Cap Value Portfolio (27)

(V)           Amendment #22 effective August 29, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Jennison Equity Opportunities Portfolio to ING Wells Fargo Advantage Mid Cap Disciplined Portfolio (27)

(W)         Amendment #23 effective November 30, 2005 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING Equities Plus Portfolio, ING FMRSM Small Cap Equity Portfolio, ING Global Real Estate Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio (29)

(X)          Amendment #24 effective December 1, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Salomon Brothers Investors Portfolio to ING Lord Abbett Affiliated Portfolio (33)

(Y)           Amendment # 25 effective December 5, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Alliance Mid Cap Growth Portfolio to ING AllianceBernstein Mid Cap Growth Portfolio and ING Capital Guardian Managed Global Portfolio to ING Templeton Global Growth Portfolio (33)

(Z)           Amendment #26 dated January 3, 2006 to the Amended and Restated Agreement and Declaration of Trust to abolish the ING AIM Mid Cap Growth Portfolio (33)

(AA)       Amendment #27 effective March 24, 2006 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING Franklin Income Portfolio and ING Quantitative Small Cap Value Portfolio (33)

(BB)        Amendment #28 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to (1) Re-designate Service 1 Class shares to Service Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio; and (2) Designate Adviser Class shares and Institutional Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio (33)

(CC)        Amendment #29 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Quantitative Small Cap Value Portfolio to ING Disciplined Small Cap Value Portfolio, and ING Salomon Brothers All Cap Portfolio to ING Legg Mason Partners All Cap Portfolio (33)

(DD)       Amendment #30, effective May 1, 2006, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

(EE)         Amendment #31, effective August 7, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING MFS Mid Cap Growth Portfolio to ING FMRSM Mid Cap Growth Portfolio and ING Goldman Sachs TollkeeperSM Portfolio to ING Global Technology Portfolio (35)

(FF)         Amendment #32, effective November 6, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING Mercury Large Cap Growth Portfolio to ING BlackRock Large Cap Growth Portfolio, ING Mercury Large Cap Value Portfolio to ING BlackRock Large Cap Value Portfolio, ING FMRSM Earnings Growth Portfolio to ING FMRSM Large Cap Growth Portfolio and ING JPMorgan Small Cap Equity Portfolio to ING JPMorgan Small Cap Core Equity Portfolio (35)

(GG)        Amendment #33, with regard to ING Eagle Asset Capital Appreciation Portfolio, dated December 27, 2006, to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest (35)

(HH)       Amendment #34, effective April 3, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Mutual Shares Portfolio and ING Franklin Templeton Founding Strategy Portfolio (36)

(II)           Amendment #35, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING International Portfolio to ING International Growth Opportunities Portfolio, ING Van Kampen Equity Growth Portfolio to ING Van Kampen Capital Growth portfolio, and ING Wells Fargo Mid Cap Disciplined Portfolio to ING Wells Fargo Disciplined Value Portfolio (36)

(JJ)          Amendment #36, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service Class shares for ING Stock Index Portfolio (36)

(KK)       Amendment #37 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Capital Guardian Small/Mid Cap Portfolio (38)

(LL)         Amendment #38 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Legg Mason Partners All Cap Portfolio (38)

(MM)     Amendment #39, effective June, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish an additional series designated as ING Focus 5 Portfolio (38)

(NN)       Amendment # 40, effective July 31, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service 2 Class shares for ING Stock Index Portfolio (38)

(OO)       Amendment #41, effective September 12, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish two additional series ING American Funds Bond Portfolio and ING LifeStyle Conservative Portfolio (40)

(PP)         Plan of Liquidation and Dissolution of Series of ING MarketPro Portfolio, effective October 26, 2007 (42)

(QQ)       Plan of Liquidation and Dissolution of Series of ING MarketStyle Growth Portfolio, effective October 26, 2007 (42)

(RR)        Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Growth Portfolio, effective October 26, 2007 (42)

(SS)         Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Portfolio, effective October 26, 2007 (42)

(TT)        Amendment #42 to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest, dated November 29, 2007 (42)

(UU)       Amendment #43 to the Amended and Restated Agreement and Declaration of Trust, effective January 7, 2008 (42)

(VV)        Amendment #44 to the Amended and Restated Agreement and Declaration of Trust, effective January 31, 2008 (42)

(WW)     Amendment #45 to the Amended and Restated Agreement and Declaration of Trust, effective February 22, 2008 (42)

(XX)       Amendment #46 to the Amended and Restated Agreement and Declaration of Trust , Abolition of Series of Shares of Beneficial Interest, dated March 27, 2008 (42)

(YY)        Amendment #47 to the Amended and Restated Agreement and Declaration of Trust, effective April 14, 2008 (42)

(ZZ)        Plan of Liquidation and Dissolution of Series of ING EquitiesPlus Portfolio, effective April 28, 2008 (42)

(AAA)   Amendment #48 to the Amended and Restated Agreement and Declaration of Trust, dated April 28, 2008 (43)

(BBB)     Amendment #49 to the Amended and Restated Agreement and Declaration of Trust, effective July 1, 2008 (43)

(CCC)     Amendment #50 to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest of ING Capital Guardian U.S. Equities Portfolio and ING Well Fargo Disciplined Value Portfolio), dated September 11, 2008 (44)

(DDD)    Amendment #51 to the Amended and Restated Agreement and Declaration of Trust, Designation of Adviser Class shares for ING Stock Index Portfolio effective January 23, 2009 (45)

(EEE)      Action by Unanimous Written Consent of the Boards of Directors/Trustees (fixing the number of Trustees comprising the Board to 10) dated January 30, 2009 (45)

(FFF)      Amendment #52 to the Amended and Restated Agreement and Declaration of Trust, Re-designation of ING Legg Mason Value Portfolio to ING Growth and Income Portfolio II effective April 30, 2009 (45)

(GGG)     Amendment #53 to the Amended and Restated Agreement and Declaration of Trust, Re-designation of ING Global Real Estate Portfolio to ING Clarion Global Real Estate Portfolio, ING Julius Baer Foreign Portfolio to ING Artio Foreign Portfolio, ING Oppenheimer Active Asset Allocation Portfolio to ING Oppenheimer Active Allocation Portfolio, ING PIMCO Core Bond Portfolio to ING PIMCO Total Return Bond Portfolio, ING Van Kampen Real Estate Portfolio to ING Clarion Real Estate Portfolio and ING VP Index Plus International Equity Portfolio to ING International Equity Portfolio effective May 1, 2009 (45)

(HHH)    Plan of Liquidation and Dissolution of Series of ING Disciplined Small Cap Value Portfolio, effective April 4, 2009 (46)

(III)         Amendment #54 effective July 17, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to establish four additional series ING Retirement Conservative Portfolio, ING Retirement Moderate Portfolio, ING Retirement Moderate Growth Portfolio and ING Retirement Growth Portfolio (46)

(JJJ)        Amendment #55 dated July 20, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to abolish ING JPMorgan Value Opportunities Portfolio, ING Oppenheimer Main Street Portfolio and ING Van Kampen Capital Growth Portfolio (46)

(KKK)    Amendment #56 dated August 10, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to abolish ING AllianceBernstein Mid Cap Equity Portfolio, ING Growth and Income Portfolio II, ING Index Plus International Equity Portfolio and ING International Growth Opportunities Portfolio (47)

(LLL)      Amendment #57 dated August 19, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to abolish ING Disciplined Small Cap Value Portfolio (47)

(MMM)                 Plan of Liquidation and Dissolution of Series of ING Multi-Manager International Small Cap Portfolio, effective October 23, 2009 (47)

(NNN)    Amendment #58 dated October 26, 2009 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the abolition of the ING LifeStyle Portfolios (48)

(OOO)    Amendment #59 effective November 27, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to designate Adviser Class shares for ING Van Kampen Global Tactical Asset Allocation Portfolio (47)

(PPP)      Amendment #59 dated November 27, 2009 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the designation of Adviser Class shares for ING Van Kampen Global Tactical Allocation Portfolio (48)

(QQQ)    Amendment #60 dated March 22, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the establishment of ING DFA Global Allocation Portfolio (48)

(RRR)     Amendment #61 dated March 25, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the abolition of the ING T. Rowe Price Personal Strategy Growth Portfolio (48)

(SSS)      Amendment #62 dated April 30, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the redesignation of ING Evergreen Health Sciences Portfolio to ING Wells Fargo Health Care Portfolio, ING Focus 5 Portfolio to ING DFA Global All Equity Portfolio, ING Lord Abbett Affiliated Portfolio to ING Lord Abbett Growth and Income Portfolio, ING Stock Index Portfolio to ING U.S. Stock Index Portfolio, ING Van Kampen Global Franchise Portfolio to ING Morgan Stanley Global Franchise Portfolio, and ING Van Kampen Global Tactical Asset Allocation Portfolio to ING Morgan Stanley Global Tactical Asset Allocation Portfolio (48)

(TTT)     Amendment #63 effective May 27, 2010 to the Amended and Restated Declaration of Trust dated February 26, 2002 regarding the abolition of the Service 2 Class of ING Limited Maturity Bond Portfolio and ING Pioneer Fund Portfolio (49)

(UUU)    Amendment #64 effective June 14, 2010 to the Amended and Restated Declaration of Trust dated February 26, 2002 regarding the redesignation of ING Wells Fargo Omega Growth Portfolio to ING Large Cap Growth Portfolio (49)

(VVV)     Amendment #65 effective August 23, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the redesignation of ING DFA Global All Equity Portfolio to ING DFA World Equity Portfolio (49)

(WWW)           Amendment #66 dated August 23, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the abolition of the ING Wells Fargo Small Cap Disciplined Portfolio (49)

(XXX)    Amendment #67 effective November 12, 2010 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to establish two additional series ING American Funds Global Growth and Income Portfolio and ING American Funds International Growth and Income Portfolio (49)

(YYY)     Amendment #68 effective January 21, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING Marsico International Opportunities Portfolio to ING T. Rowe Price International Stock Portfolio and ING Pioneer Equity Income Portfolio to ING Large Cap Value Portfolio (50)

(ZZZ)     Amendment #69 dated January 24, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to abolish ING American Funds Growth-Income Portfolio,

ING BlackRock Large Cap Value Portfolio, ING Lord Abbett Growth and Income Portfolio, and ING Morgan Stanley Global Tactical Asset Allocation Portfolio (50)

(AAAA)                Amendment #70 effective April 29, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING Van Kampen Growth and Income Portfolio to ING Invesco Van Kampen Growth and Income Portfolio and ING Wells Fargo Health Care Portfolio to ING BlackRock Health Sciences Opportunities Portfolio (50)

(BBBB)                   Amendment #71 effective July 1, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING Janus Contrarian Portfolio to ING Core Growth and Income Portfolio (51)

(CCCC)                   Amendment #72 effective July 15, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of Service 2 Class shares of ING BlackRock Health Sciences Opportunities Portfolio and Institutional Class shares of ING Morgan Stanley Global Franchise Portfolios (51)

(DDDD)                 Amendment #73 effective November 17, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of Service 2 Class shares of ING T. Rowe Price International Stock Portfolio (51)

(EEEE)                    Amendment #74 effective December 5, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of shares of ING Core Growth and Income Portfolio (51)

(2)           By-laws(1)

(3)           Not applicable.

(4)           Agreement and Plan of Reorganization between ING American Funds Growth Portfolio and ING Large Cap Growth Portfolio, each a separate series of ING Investors Trust — Attached as Appendix A to the Proxy Statement/Prospectus.

(5)           Instruments Defining Rights of Security Holders(1)

(6)           (A)          (1)           Amended and Restated Management Agreement, effective October 24, 1997, as amended May 24, 2002, and as amended and restated January 1, 2007 between ING Investors Trust and Directed Services LLC (35)

(i)            Amended Schedule A and Amended Schedule B, dated November 2011, with respect to the Amended and Restated Management Agreement between ING Investors Trust and Directed Services, LLC (52)

(ii)           Letter Agreement dated May 1, 2012 to reduce the annual investment management fee for ING Pioneer Mid Cap Value Portfolio for the period from May 1, 2011 through May 1, 2012 (52)

(iii)          Letter Agreement, dated May 1, 2012 to reduce the annual investment management fee for ING T. Rowe Price Equity Income Portfolio for the period from May 1, 2012 through May 1, 2013 (52).

(2)           Investment Management Agreement, dated August 21, 2003, between ING Investors Trust and ING Investments, LLC (for American Funds)(20)

(i)            First Amendment to Investment Management Agreement, between ING Investors Trust and ING Investments, LLC, effective as of September 2, 2004 (25)

(ii)           Second Amendment to Investment Management Agreement, dated August 21, 2003, between ING Investors Trust and ING Investments, LLC, effective as of December 15, 2006 (35)

(iii)          Amended Schedule A, effective November 2011, to the Investment Management Agreement dated August 21, 2003, between ING Investors Trust and ING Investments, LLC (52)

(3)           Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC(24)

(i)            First Amendment to Management Agreement, dated September 2, 2004, between ING Investors Trust and ING Investments, LLC (25)

(ii)           Second Amendment to Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC effective as of December 15, 2006 (35)

(iii)          Amended Schedule A, effective October 2011 with respect to the Management Agreement between ING Investors Trust and ING Investments, LLC (52)

(iv)          Letter Agreement, dated May 1, 2011 to reduce the annual investment management fee for ING Clarion Global Real Estate Portfolio (formerly, ING Global Real Estate Portfolio) for the period from May 1, 2011 through May 1, 2013 (50)

(4)           Amended and Restated Investment Management Agreement, effective April 29, 2005 as amended and restated January 1, 2007, between ING Investors Trust and Directed Services LLC (35)

(i)            Amended Schedule A, effective July 1, 2011, with respect to the Amended and Restated Investment Management Agreement, effective April 29, 2005 and amended and restated January 1, 2007 between ING Investors Trust and Directed Services LLC (52)

(ii)           Waiver Letter effective April 30, 2010 between Directed Services LLC and ING Investors Trust regarding ING DFA Global All Equity Portfolio (48)

(iii)          Waiver Letter dated May 1, 2012 between Directed Services LLC and ING Investors Trust regarding lowering the management fee for ING Large Cap Value Portfolio from May 1, 2012 through May 1, 2013 (52)

(iv)          Waiver Letter effective May 1, 2011 between Directed Services LLC and ING Investors Trust regarding ING Clarion Real Estate Portfolio (50)

(B)           Portfolio Management Agreements

(1)           Amended and Restated Portfolio Management Agreement, effective as of October 24, 1997, as amended and restated as of January 21, 2011 between ING Investors Trust, Directed Services LLC and T. Rowe Price Associates, Inc. (51)

(i)            Amended Schedule A effective January 21, 2011 to Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. regarding ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income and ING T. Rowe Price International Stock Portfolios (50)

(ii)           Amended Schedule B, effective May 1, 2011, to the Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. regarding ING T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income Portfolios (51)

(iii)          First Amendment, effective May 1, 2011, to the Amended and Restated Portfolio Management Agreement dated October 24, 1997 as amended and restated January 21, 0211 between ING Investors Trust, Directed Services LLC and T. Rowe Price Associates, Inc. (51)

(iv)          Investment Sub-Advisory Agreement dated December 31, 2010 between and among T. Rowe Price Associates, Inc. and T. Rowe Price International LTD (50)

(v)           Investment Management Sub-Delegation Agreement dated August 1, 2011 between T. Rowe Price Associates, Inc. and T. Rowe Price International LTD. (51)

(2)           Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated on April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company (33)

(i)            Termination Letter, dated June 7, 2006 to terminate Massachusetts Financial Service Company as Portfolio Manager to ING MFS Mid Cap Growth Portfolio (35)

(ii)           First Amendment to Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated April 29, 2005, among ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company effective as of December 15, 2006 (37)

(iii)          Amended Schedule A, Compensation for Services to Series, dated October 2007 (43)

(3)           Sub-Advisory Agreement, dated April 30, 2007, between Directed Services LLC and Franklin Mutual Advisers, LLC(42)

(4)           Amended and Restated Portfolio Management Agreement dated October 2, 2000 and Amended and Restated May 2, 2005, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company(33)

(i)            Sub-Sub-Advisory Agreement, dated May 2, 2005, between FMR Co., Inc. and Fidelity Research and Management Company in regards to ING FMRSM Earnings Growth Portfolio and ING FMR Diversified Mid Cap Portfolio (33)

(ii)           First Amendment to Amended and Restated Portfolio Management Agreement, dated May 2, 2005, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company, effective December 15, 2006 (37)

(iii)          Sub-Sub-Advisory Agreement dated August 7, 2006, between FMR Co., Inc. and Fidelity Research and Management Company in regards to ING FMRSM Earnings Growth Portfolio, ING FMR Diversified Mid Cap Portfolio, ING FMR Mid Cap Growth Portfolio and ING FMR Equity Income Portfolio (45)

(iv)          Termination Letter dated January 10, 2008 to FMR in regards to the ING FMR Large Cap Growth Portfolio and ING FMR Mid Cap Growth Portfolio effective January 31, 2008 (45)

(v)           Termination Letter dated January 10, 2008 to Directed Services LLC in regards to the ING FMR Large Cap Growth Portfolio and ING FMR Mid Cap Growth Portfolio effective January 31, 2008(45)

(vi)          Amended Schedule A dated November 2009 to the Amended and Restated Portfolio Management Agreement dated October 2, 2000 (50)

(vii)         Amended Schedule B dated November 2009 to the Amended and Restated Portfolio Management Agreement dated October 2, 2000 (50)

(5)           Portfolio Management Agreement, dated April 30, 2001, between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC(18)

(i)            First Amendment to Portfolio Management Agreement, dated April 30, 2001 between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC effective as of December 15, 2006 (35)

(ii)           Second Amendment and Amended Schedule B to Portfolio Management Agreement, dated April 30, 2001 between ING Investors Trust, Directed Services LLC and Pacific Investment Management Company LLC effective April 1, 2008 (43)

(iii)          Amended Schedule A and Amended Schedule B dated November 2009 to the Portfolio Management Agreement dated April 30, 2001 between ING Investors Trust, Directed Services, LLC and Pacific Investment Management Company, LLC (48)

(6)           Portfolio Management Agreement dated May 1, 2002 between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management Inc. d/b/a Van Kampen (18)

(i)            Amended Schedule A and Amended Schedule B effective November 2011 to the Portfolio Management Agreement dated May 1, 2002 between ING Investors Trust, Directed Services LLC and Morgan Stanley Investment Management, Inc.(52)

(ii)           Sub-Advisory Agreement, dated December 1, 2003, between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited (22)

(iii)          Amendment to Portfolio Management Agreement and Amended Schedule B, dated June 1, 2005, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management, Inc. (33)

(iv)          Second Amendment, effective December 15, 2006, to Portfolio Management Agreement, dated May 1, 2002, among ING Investors Trust, Directed Services, Inc., and Morgan Stanley Investment Management Inc., d/b/a Van Kampen, effective as of December 15, 2006 (39)

(v)           Third Amendment, effective April 30, 2007, to Portfolio Management Agreement, dated May 1, 2002, among ING Investors Trust, Directed Services, Inc., and Morgan Stanley Investment Management Inc., d/b/a Van Kampen, effective as of April 30, 2007 (39)

(vi)          Termination Letter dated February 27, 2009 in regards to the ING Van Kampen Real Estate Portfolio effective May 1, 2009 (45)

(vii)         Termination Letter dated May 3, 2009 in regards to the ING Van Kampen Capital Growth Portfolio effective July 3, 2009 (46)

(viii)       Waiver Letter between Directed Services LLC and Morgan Stanley Investment Management Inc. d/b/a Van Kampen regarding the ING Van Kampen Global Tactical Asset Allocation Portfolio effective May 13, 2009 (47)

(ix)          Termination Letter dated December 14, 2010  in regards to the ING Morgan Stanley Global Tactical Asset Allocation Portfolio effective January 21, 2011 (51)

(7)           Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and J.P. Morgan Investment Management, Inc. (successor to J.P. Morgan Fleming Asset Management (USA), Inc.) dated March 26, 2002, as amended and restated April 29, 2005 (34)

(i)            First Amendment to the Amended and Restated Portfolio Management Agreement, dated March 26, 2002 as amended and restated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and J. P. Morgan Investment Management Inc. effective as of December 15, 2006 (36)

(ii)           Termination Letter dated May 3, 2009 in regards to the ING JPMorgan Value Opportunities Portfolio effective July 3, 2009 (46)

(iii)          Amended Schedule A dated November 2009 to the Amended and Restated Portfolio Management Agreement dated March 26, 2002, as amended and restated April 29, 2005 between ING Investors Trust, Directed Services LLC and J.P. Morgan Investment Management, Inc. (48)

(8)           Portfolio Management Agreement, dated December 14, 2007, between ING Investors Trust, Directed Services, Inc. and Marsico Capital Management, LLC (42)

(i)            First Amendment dated December 15, 2006 to the Portfolio Management Agreement dated December 14, 2007 between ING Investors Trust, Directed Services, Inc. and Marsico Capital Management, LLC (48)

(ii)           Amended Schedule A, Compensation for Services to Series, dated November 2011 (52)

(iii)          Termination Letter dated November 5, 2010 with regard to ING Marsico International Opportunities Portfolio (50)

(9)           Sub-Advisory Agreement dated September 30, 2009 between Directed Services, LLC and Artio Global Management LLC (50)

(i)            Amended Schedule A effective November 2011 to the Sub-Advisory Agreement dated September 29, 2009 between Directed Services LLC and Artio Global Management LLC (52)

(ii)           Termination Letter dated May 7, 2012 with regard to ING Artio Foreign Portfolio (52)

(10)         Sub-Advisory Agreement, dated August 1, 2003, between Directed Services LLC and ING Investment Management Co. LLC (formerly, ING Investment Management Co.)(22)

(i)            First Amendment to Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and ING Investment Management Co. LLC effective as of September 1, 2003 (22)

(ii)           Second Amendment to the Sub-Advisory Agreement, dated August 1, 2003 between Directed Services, Inc. and ING Investment Management Co. LLC effective as of December 15, 2006 (35)

(iii)          Third Amendment dated September 15, 2007 to Sub-Advisory Agreement, dated August 1, 2003 between Directed Services LLC and ING Investment Management Co. LLC (42)

(iv)          Fourth Amendment dated August 1, 2008 to the Sub-Advisory Agreement dated August 1, 2003 between Directed Services LLC and ING Investment Management Co. LLC (48)

(v)           Termination Letter dated April 30, 2010 to the Sub-Advisory Agreement dated August 1, 2003 between Directed Services LLC and ING Investment Management Co. LLC (48)

(vi)          Amended Schedule A effective October 2011 to the Sub-Advisory Agreement dated August 1, 2003 between Directed Services LLC and ING Investment Management Co. LLC (52)

(11)         Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services LLC and Pioneer Investment Management, Inc. (26)

(i)            Amended Schedule A Compensation for Services to Series, dated November 2011, to the Portfolio Management Agreement between ING Investors Trust, Directed Services LLC and Pioneer Investment Management, Inc. (52)

(ii)           First Amendment to Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. effective as of December 15, 2006 (36)

(iii)          Termination Letter dated November 5, 2010, to the Portfolio Management Agreement dated April 29, 2005 between ING Investors Trust, Directed Services LLC and Pioneer Investment Management Inc., with regard to ING Pioneer Equity Income Portfolio (50)

(12)         Sub-Advisory Agreement dated July 1, 2011, between ING Investments, LLC and CBRE Clarion Securities LLC dated July 1, 2011 with respect to ING Clarion Global Real Estate Portfolio (51)

(13)         Sub-Advisory Agreement dated July 1, 2011, between Directed Services LLC and CBRE Clarion Securities LLC with respect to ING Clarion Real Estate Portfolio (51)

(14)         Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio (34)

(i)            First Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio effective as of December 15, 2006 (39)

(15)         Sub-Advisory Agreement, dated February 2, 2007 between ING Investors Trust, Directed Services LLC and BlackRock Investment Management, LLC (39)

(i)            Amended Schedule A, dated November 2011, to the Sub-Advisory Agreement dated February 2, 2007 between ING Investors Trust, Directed Services LLC and BlackRock Investment Management, LLC (52)

(ii)           Amendment to Sub-Advisory Agreement, dated February 2, 2007 between ING Investors Trust, Directed Services, LLC and BlackRock Investment Management, LLC, effective June 16, 2008 (43)

(iii)          Termination Letter dated January 13, 2011, to the Sub-Advisory Agreement dated February 2, 2007 between ING Investors Trust, Directed Services, Inc. and BlackRock Investment Management, LLC (50)

(16)         Sub-Advisory Agreement, dated April 29, 2011, between ING Investors Trust, Directed Services LLC and BlackRock Advisors, LLC (51)

(17)         Sub-Advisory Agreement, dated April 30, 2007, between ING Investors Trust, Directed Services LLC and BlackRock Financial Management, Inc. (37)

(i)            Amendment to Sub-Advisory Agreement, dated April 30, 2007 between ING Investors Trust, Directed Services, LLC and Black Rock Financial Management, Inc., effective June 16, 2008 (43)

(18)         Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited (35)

(i)            Amended Schedule A to the Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited, effective April 28, 2006 (35)

(ii)           First Amendment to Portfolio Management Agreement, dated December 5, 2005, between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited dated December 15, 2006 (35)

(iii)          Second Amendment to Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services LLC and Templeton Global Advisors Limited dated January 5, 2009 (44)

(19)         Sub-Advisory Agreement, dated April 28, 2008 between ING Investors Trust, Directed Services, LLC and Goldman Sachs Asset Management L.P.(43)

(20)         Portfolio Management Agreement, dated September 15, 2008 between ING Investors Trust, ING Investments, LLC and OppenheimerFunds, Inc regarding ING Oppenheimer Active Asset Allocation Portfolio(44)

(i)            First Amendment dated October 1, 2009 to the Portfolio Management Agreement dated September 15, 2008 between ING Investors Trust, ING Investments LLC and OppenheimerFunds, Inc. regarding ING Oppenheimer Active Asset Allocation Portfolio (48)

(ii)           Amended Schedule A dated November 2009 to the Portfolio Management Agreement dated September 15, 200 between INg Investors Trust, ING Investments, LLC and OppenheimerFunds, Inc. (48)

(21)         Sub-Advisory Agreement dated April 30, 2010 between ING Investors Trust, Directed Services LLC and Dimensional Fund Advisors LP (50)

(i)            Amended Schedule A dated November 2011 to the Sub-Advisory Agreement dated April 30, 2010 between ING Investors Trust, Directed Services LLC and Dimensional Fund Advisors LP (52)

(22)         Portfolio Management Agreement, dated June 1, 2010 between ING Investors Trust, Directed Services LLC, and Invesco Advisers, Inc. (49)

(i)            Amended Schedule A and Schedule B dated November 2011 to the Portfolio Management Agreement, dated June 1, 2010 between ING Investors Trust, Directed Services LLC, and Invesco Advisers, Inc. (52)

(23)         Sub-Advisory Agreement dated November 2, 2010 between Directed Services LLC and ING Investment Management Co. LLC (formerly, ING Investment Management Co.) regarding ING Large Cap Growth Portfolio and ING Large Cap Value Portfolio (49)

(i)            Amended Schedule A effective November 4, 2011, to the Sub-Advisory Agreement dated November 2, 2010 between Directed Services LLC and ING Investment Management Co. LLC (52)

(24)         Sub-Advisory Agreement dated August 2, 2010, among ING Goldman Sachs Commodity Strategy Portfolio (Cayman), Ltd., Directed Services LLC and Goldman Sachs Asset Management, L.P. (50)

(25)         Sub-Advisory Agreement dated January 21, 2011 between Directed Services LLC and ING Investment Management Advisors B.V. with regard to ING Large Cap Value Portfolio (50)

(i)            First Amendment effective January 22, 2011 to Sub-Advisory Agreement date January 21, 2011 between Directed Services LLC and ING Investment Management Advisors B.V. with regard to ING Large Cap Value Portfolio (52)

(26)         Sub-Advisory Agreement dated January 21, 2011 between Directed Services LLC and ING Investment Management Asia/Pacific (Hong Kong) with regard to ING Large Cap Value Portfolio (50)

(7)           (A)          (1)           Distribution Agreement, dated January 1, 2007, between ING Investors Trust and ING Investments Distributor, LLC (formerly known as ING Fund Distributor, LLC) (35)

(i)            Amended Schedule A, effective December 14, 2010, to the Distribution Agreement between ING Investors Trust and ING Investments Distributor, LLC (49)

(8)           Not Applicable.

(9)           (A)          (1)           Custody Agreement, dated January 6, 2003, with The Bank of New York(19)

(i)            Amended Exhibit A, effective February 29, 2012, to the Custody Agreement, dated January 6, 2003, with the Bank of New York Mellon (52)

(2)           Foreign Custody Manager Agreement, dated January 6, 2003, with the Bank of New York (20)

(i)            Amended Exhibit A, effective February 29, 2012, to the Foreign Custody Agreement, dated January 6, 2003, with the Bank of New York Mellon (52)

(3)           Fund Accounting Agreement, dated January 6, 2003, with Bank of New York (22)

(i)            Amended Exhibit A, effective February 29, 2012, to the Fund Accounting Agreement, dated January 6, 2003, with the Bank of New York Mellon (52)

(10)         (A)          (1)           Amended and Restated Distribution Plan with ING Investors Trust for Service 2 Class shares, effective January 1, 2007 (36)

(i)            Waiver Letter dated May 1, 2012 to ING Investors Trust from ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC), regarding the reduction in fee payable under the ING Investors Trust Distribution Plan for Service 2 Class Shares from May 1, 2012 through May 1, 2013 (52)

(ii)           Amended Schedule A, dated May 1, 2012 to the Amended and Restated Distribution Plan for Service 2 Class shares (52)

(B)           (1)           Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares effective January 1, 2007 (36)

(i)            Waiver Letter dated May 1, 2012 to ING Investors Trust from ING Funds Distributor, LLC, regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares (52)

(ii)           Waiver Letter dated May 1, 2012 to ING Investors Trust from ING Funds Distributor, LLC, regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares of ING Van Kampen Global Tactical Asset Allocation Portfolio (47)

(iii)          Waiver Letter dated May 1, 2012 to ING Investors Trust from ING Investments Distributor, LLC (formerly known as ING Funds

Distributor, LLC), regarding the reduction in fee payable under the ING Investors Trust Second Amended and Restated Shareholder Service and Distribution Plan for the Adviser Class shares of ING U.S. Stock Index Portfolio (formerly ING Stock Index Portfolio) (52)

(iv)          Waiver Letter dated May 1, 2012 to ING Investors Trust from ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC), regarding the reduction in fee payable under the Second Amended and Restated Shareholder Service and Distribution Plan for the Adviser Class shares of ING PIMCO Total Return Bond Portfolio from May 1, 2012 through May 1, 2013 (52)

(v)           Waiver Letter dated May 1, 2012 to ING Investors Trust from ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC), regarding the reduction in fee payable under the Second Amended and Restated Shareholder Service and Distribution Plan for the Adviser Class shares of ING DFA Global All Equity Portfolio (formerly, ING Focus 5 Portfolio) from May 1, 2012 through May 1, 2013 (52)

(vi)          Waiver Letter dated May 1, 2012 to ING Investors Trust from ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC), regarding the reduction in fee payable under the Second Amended and Restated Shareholder Service and Distribution Plan for the Adviser Class shares of ING DFA Global Allocation Portfolio (52)

(vii)         Schedule A, dated May 1, 2012 to the Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class shares (52)

(C)           (1)           ING Investors Trust Amended and Restated Distribution Plan with ING Investors Trust, effective November 9, 2007, for ING American Funds Portfolios (41)

(i)            Amended Schedule A, dated November 2011, to the Amended and Restated Distribution Plan with ING Investors Trust (52)

(ii)           Waiver Letter dated July 20, 2012 to waive the distribution fee for ING Bond Portfolio (formerly, ING American Funds Bod Portfolio) (52)

(D)          (1)           Shareholder Service Plan with ING Investors Trust, amended on November 9, 2007 for Service and Service 2 Class Shares(42)

(i)            Waiver Letter dated May 1, 2012 to waive the shareholder service fee for Service Class Shares of ING U.S. Stock Index Portfolio (formerly, ING Stock Index Portfolio)(52)

(ii)           Amended Schedule A, Schedule of Series, amended on November 17, 2011, with respect to the Shareholder Service Plan for Service and Service 2 Class shares, between ING Investors Trust and ING

Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC)(52)

(E)           (1)           Shareholder Service and Distribution Plan for ADV Class regarding ING Retirement Portfolios effective August 12, 2009 (46)

(i)            Waiver Letter dated August 12, 2009 to reduce the distribution fee for Adviser Class shares regarding ING Retirement Portfolios until May 1, 2012 (46)

(F)           (1)           Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust, approved March 30, 2005(26)

(i)            Amended Schedule A, amended on December 14, 2010, with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust (49)

(11)         Opinion and Consent of Counsel (53)

(12)         Opinion and Consent of Counsel Supporting Tax Matters and Consequences — To be filed by subsequent post-effective amendment.

(13)         (A)          (1)           Amended and Restated Administrative Services Sub-Contract, effective January 2, 2003, as amended and restated on January 1, 2007 between Directed Services LLC and ING Funds Services, LLC (35)

(i)            Amended Schedule A, effective November 2011, to the Amended and Restated Administrative Services Sub-Contract between Directed Services, LLC and ING Funds Services, LLC (52)

(2)           Administrative and Shareholder Service Agreement, dated September 27, 2000, between Directed Services, Inc. and Security Life of Denver Insurance Company (27)

(3)           Administrative and Shareholder Service Agreement, dated December 11, 2000, between Directed Services, Inc. and Southland Life Insurance Company (13)

(4)           Amended and Restated Administration Agreement, made on August 21, 2003 as amended and restated on April 29, 2005 and November 30, 2008, between ING Investors Trust and ING Funds Services, LLC (46)

(i)            Amended Schedule A, effective July 1, 2011, to the Amended and Restated Administration Agreement between ING Investors Trust and ING Funds Services, LLC (52)

(ii)           Waiver Letter dated August 12, 2009 between ING Funds Services, LLC and ING Investors Trust with regard to the ING Retirement Portfolios for the period of August 12, 2009 through May 1, 2012 (46)

(iii)          Waiver Letter dated December 14, 2010 between ING Funds Services, LLC and ING Investors Trust with regard to ING American Funds Global Growth and Income Portfolio and ING American Funds International Growth and Income Portfolio for the period from December 14, 2010 through May 1, 2013(49)

(B)           (1)           Amended and Restated Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. (25)

(i)            Amended Schedule A of Series, dated April 29, 2005, with respect to the Amended and Restated Shareholder Services Agreement between ING Investors Trust and Directed Services LLC, effective July 17, 2006, to include ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

(2)           Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. with respect to ING FMRSM Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING MFS Utilities Portfolios (25)

(3)           Third Party Brokerage Agreement, dated March 1, 2002, between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and GCG Trust (25)

(4)           Securities Lending Agreement and Guaranty with The Bank of New York Melon and Schedule I, dated August 7, 2003(22)

(i)            Amended Exhibit A effective February 29, 2012, with respect to the Securities Lending Agreement and Guaranty, dated August 7, 2003 (52)

(ii)           Global Securities Lending Supplement (25)

(C)           (1)           Organizational Agreement for Golden American Life Insurance Company (1)

(i)            Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance)(1)

(ii)           Form of Addendum to Organizational Agreement (for Golden American Life Insurance Company) adding Market Manager Series and Value Equity Series (2)

(iii)          Addendum dated September 25, 1995 to the Organizational Agreement adding the Strategic Equity Series (1)

(iv)          Addendum dated December 29, 1995 to the Organizational Agreement adding the Small Cap Series (14)

(v)           Form of Addendum to the Organizational Agreement adding Managed Global Series (15)

(vi)                              Addendum dated August 19, 1997 to the Organizational Agreement adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series (8)

(vii)                           Addendum dated February 16, 1999 to the Organizational Agreement adding International Equity Series and the Large Cap Value Series (9)

(viii)                        Addendum dated June 15, 1999 to the Organizational Agreement adding Investors Series, All Cap Series and the Large Cap Growth Series (9)

(ix)                                Addendum dated May 18, 2000 to the Organizational Agreement adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series (4)

(x)                                   Addendum dated November 16, 2000 to the Organizational Agreement adding International Equity Series (5)

(xi)                                Addendum dated February 22, 2001 to the Organizational Agreement adding Internet Tollkeeper Series (6)

(xii)                             Addendum dated February 26, 2002 to the Organizational Agreement adding: Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE (7)

(2)           Organizational Agreement for The Mutual Benefit Life Insurance Company (2)

(i)                                     Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company)(1)

(D)                               (1)           Settlement Agreement for Golden American Life Insurance Company (1)

(2)           Assignment Agreement for Settlement Agreement(2)

(3)           Settlement Agreement for The Mutual Benefit Life Insurance Company (1)

(4)           Assignment Agreement for Settlement Agreement(1)

(E)                                 (1)           Indemnification Agreement dated March 20, 1991 between The Specialty Managers Trust and Directed Services, Inc. (1)

(2)           Form of Indemnification Agreement dated October 25, 2004 by and among Lion Connecticut Holdings Inc. and the registered investment companies identified on Schedule A (25)

(i)                                     Form of Schedule A with respect to Indemnification Agreement (25)

(F)                                 (1)           Form of Fund Participation Agreement, effective January 1, 2007, among ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life

Insurance Company, ReliaStar Life Insurance Company of New York, and Security Life of Denver Insurance Company and ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC) and ING Investors Trust and ING Partners, Inc. (36)

(i)                                     Amendment No. 1, effective September 20, 2010, with respect to the Participation Agreement (49)

(2)           Form of Shareholder Servicing Agreement, effective January 1, 2007, between ING Investors Trust, ING Partners, Inc., ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC), ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company (36)

(G)                                (1)           Agency Agreement dated November 30, 2000 between the Funds and DST Systems, Inc. (20)

(i)                                     Amended and Restated Exhibit A, effective September 15, 2008 with respect to the Agency Agreement, dated November 30, 2000, between The Funds and DST Systems, Inc. (43)

(2)           Transfer Agency Services Agreement dated February 25, 2009 between PNC Global Investment Servicing (U.S.) Inc. and ING Investors Trust (45)

(i)                                     Amended Exhibit A, effective September 30, 2011, to the Transfer Agency Services Agreement dated February 25, 2009 (52)

(ii)                                  Amendment effective as of February 8, 2011 to Transfer Agency Services Agreement (50)

(H)                               (1)           Allocation Agreement dated May 24, 2002 — Fidelity Bond (23)

(i)                                     Amended Schedule A, dated May 2007 with respect to the Allocation Agreement — Blanket Bond (42)

(2)           Allocation Agreement dated May 24, 2002 — Directors & Officers Liability (23)

(i)                                     Amended Schedule, dated May 2007 with respect to the Allocation Agreement — Directors and Officers Liability (42)

(3)           Amended and Restated Proxy Agent Fee Allocation Agreement effective August 21, 2003 as amended and restated on January 1, 2007 (36)

(i)                                     Amended Schedule A, dated November 2011 with respect to Amended and Restated ISS Proxy Voting Fee Allocation Agreement (52)

(4)           FT Interactive Data Services Agreement effective as of March 1, 2000(39)

(i)                                     Amended Schedule A, dated November 2011 with respect to the FT Fee Allocation Agreement (52)

(5)           Amended and Restated The Bank of New York-Wilshire Atlas/Axion Attribution and Risk Analysis System Fee Allocation Agreement, dated January 1, 2007 (36)

(i)                                     Amended Schedule A and Schedule B, dated November 2011 with respect to the Amended and Restated Bank of New York-Wilshire Atlas/Axiom Attribution and Risk Analysis System Fee Allocation Agreement (52)

(I)                                    (1)           Amended and Restated Expense Limitation Agreement, effective February 25, 2004, restated February 1, 2005, between ING Investments, LLC and ING Investors Trust (25)

(i)                                     Amended Schedule A, effective July 20, 2012, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Investors Trust (52)

(ii)                                  First Amendment, effective January 30, 2009 to the Amended and Restated Expense Limitation Agreement, dated February 25, 2004 (46)

(2)           Amended and Restated Expense Limitation Agreement, effective February 1, 2005, amended and restated on August 2, 2010 between Directed Services LLC and ING Investors Trust(36)

(i)                                     First Amendment, effective January 30, 2009 to the Amended and Restated Expense Limitation Agreement, dated February 1, 2005 (46)

(ii)                                  Amended Schedule A, effective July 21, 2012 to the Amended and Restated Expense Limitation Agreement effective February 1, 2005 amended and restated on January 1, 2007 between ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC) and ING Investors Trust (52)

(iii)                               Side Letter Agreement effective May 2, 2012 between Directed Services LLC and ING Investors Trust with regard to lowering the expense ratio for ING DFA Global All Equity Portfolio (52)

(iv)                              Recoupment Waiver dated May 2, 2011 between Directed Services LLC and ING Investors Trust with regard to ING T. Rowe Price International Stock Portfolio, ING Franklin Income Portfolio, and ING MFS Utilities Portfolio (50)

(3)           Amended and Restated Expense Limitation Agreement, effective January 1, 2005, amended and restated on January 1, 2007 between Directed Services LLC and ING Investors Trust (36)

(i)                                     First Amendment dated January 30, 2009 to the Amended and Restated Expense Limitation Agreement effective January 1, 2005, as amended and restated on January 1, 2007 between Directed Services, LLC and ING Investors Trust (48)

(ii)                                  Amended Schedule A, effective July 1, 2011 to the Expense Limitation Agreement, ING Investors Trust Operating Expenses Limits (52)

(4)           Amended and Restated Expense Limitation Agreement, dated September 23, 2005, amended and restated on January 1, 2007 between ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC) and ING Investors Trust(36).

(i)                                     First Amendment, effective January 30, 2009 to the Amended and Restated Expense Limitation Agreement, dated September 23, 2005 (46)

(5)           Expense Limitation Agreement, effective September 15, 2008 between Directed Services LLC and ING Investors Trust regarding ING American Funds World Allocation Portfolio (46)

(i)                                     Schedule A, effective September 15, 2008 to the Expense Limitation Agreement dated September 15, 2008(46)

(ii)                                  First Amendment, effective January 30, 2009 to the Expense Limitation Agreement, dated September 15, 2008 (46)

(iii)                               Side Letter Agreement dated May 1, 2012 (52)

(6)           Expense Limitation Agreement, effective August 12, 2009 between Directed Services LLC and ING Investors Trust regarding ING Retirement Portfolios (46)

(7)           Expense Limitation Agreement, effective December 14, 2010 between ING Investments, LLC and ING Investors Trust regarding ING American Funds Global Growth and Income Portfolio and ING International Growth and Income Portfolio (50)

(14)                            Consent of independent registered public accounting firm—Filed herein.

(15)                            Not applicable.

(16)                            Powers of attorney - Filed herein.

(17)                            Not applicable.

(1)                                  Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

(2)                                  Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

(3)                                  Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 8, 1999 File No. 33-23512.

(4)                                  Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512.

(5)                                  Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 1, 2000 File No. 33-23512.

(6)                                  Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of the GCG Trust as filed on April 27, 2001 File No. 33-23512.

(7)                                  Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of The GCG Trust as filed on April 24, 2002 File No. 33-23512.

(8)                                  Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.

(9)                                  Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 29, 2000 File No. 33-23512.

(10)                            Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 12, 2001 File No. 33-23512.

(11)                            Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 8, 2002 File No. 33-23512.

(12)                            Incorporated by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1 as filed with the Securities and Exchange Commission on April 19, 2001 (File No. 33-74190).

(13)                            Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 as filed with the Securities and Exchange Commission on October 13, 2000 (File No. 33-97852).

(14)                            Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 22, 1995, File No. 33-23512.

(15)                            Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.

(16)                            Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 10, 2003, File No. 33-23512.

(17)                            Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on April 30, 2003, File No. 33-23512.

(18)                            Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on August 1, 2003, File No. 33-23512.

(19)                            Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on September 2, 2003, File No. 33-23512.

(20)                            Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512.

(21)                            Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on January 30, 2004, File No. 33-23512.

(22)                            Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512.

(23)                            Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.

(24)                            Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.

(25)                            Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 11, 2005, File No. 33-23512.

(26)                            Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 29, 2005, File No. 33-23512.

(27)                            Incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed July 26, 2005, File No. 33-23512.

(28)                            Incorporated by reference to Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of the ING Investors Trust as filed October 19, 2005, File No. 33-23512.

(29)                            Incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of the ING Investors Trust as filed November 28, 2005, File No. 33-23512.

(30)                            Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 3, 2006, File No. 33-23512.

(31)                            Incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 27, 2006, File No. 33-23512.

(32)                            Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A of the ING Investors Trust as filed March 29, 2006, File No. 33-23512.

(33)                            Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512.

(34)                            Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 14, 2006 File No. 33-23512.

(35)                            Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of ING Investors Trust as filed February 7, 2007 File No. 33-23512.

(36)                            Incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2007 File No. 33-23512.

(37)                            Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A of ING Investors Trust as filed June 4, 2007 File No. 33-23512.

(38)                            Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 27, 2007 File No. 33-23512.

(39)                            Incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A of ING Investors Trust as filed on August 17, 2007 File No. 33-23512.

(40)                            Incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A of ING Investors Trust as filed on October 16, 2007 File No. 33-23512.

(41)                            Incorporated by reference to Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A of ING Investors Trust as filed on November 5, 2007 File No. 33-23512.

(42)                            Incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement on Form N-1A of ING Investors Trust as filed on April 25, 2008 File No. 33-23512.

(43)                            Incorporated by reference to Post Effective Amendment No. 92 to the Registration Statement on Form N-1A of ING Investors Trust as filed on September 12, 2008 File No. 33-23512.

(44)                            Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A of ING Investors Trust as filed on February 9, 2009 File No. 33-23512.

(45)                            Incorporated by reference to Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A of ING Investors Trust as filed on April 30, 2009 File No. 33-23512.

(46)                            Incorporated by reference to Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A of ING Investors Trust as filed on August 11, 2009 File No. 33-23512.

(47)                            Incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement on Form N-1A of ING Investors Trust as filed on November 25, 2009 File No. 33-23512.

(48)                            Incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A of ING Investors Trust as filed on April 29, 2010 File No. 33-23512.

(49)                            Incorporated by reference to Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A of ING Investors Trust as filed on December 8, 2010 File No. 33-23512.

(50)                            Incorporated by reference to Post-Effective Amendment No. 106 to the Registration Statement on Form N-1A of ING Investors Trust as filed on April 27, 2011 File No. 33-23512.

(51)                            Incorporated by reference to Post-Effective Amendment No. 108 to the Registration Statement on Form N-1A of ING Investors Trust as filed on April 27, 2011 File No. 33-23512.

(52)                            Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement on Form N-14 of ING Investors Trust as filed on April 26, 2012 File No 33-23512.

(53)                            Incorporated by reference to the Registration Statement on Form N-14 of ING Investors Trust as filed on April 3, 2012 File No 333-180548.

ITEM 17. UNDERTAKINGS

(1)                                  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                                  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)                                  The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 7th day of May, 2012.

ING INVESTORS TRUST

By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Shaun Mathews*	President and Chief Executive Officer and Interested Trustee	May 7, 2012

Todd Modic*	Senior Vice President	May 7, 2012
Chief/Principal Financial Officer & Assistant Secretary
Patricia W. Chadwick*	Trustee	May 7, 2012

J. Michael Earley*	Trustee	May 7, 2012

Patrick Kenny*	Trustee	May 7, 2012

Sheryl K. Pressler*	Trustee	May 7, 2012

Colleen D. Baldwin*	Trustee	May 7, 2012

Peter S. Drotch*	Trustee	May 7, 2012

Roger B. Vincent*	Trustee and Chairman	May 7, 2012

John V. Boyer*	Trustee	May 7, 2012

Robert W. Crispin*	Interested Trustee	May 7, 2012

*By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.**
as Attorney-in-Fact

** Powers of Attorney for Shaun Mathews, Todd Modic, and each Trustee are filed herein.

Exhibit Index

(14)         Consent of Independent Registered Public Accounting Firm

(16)         Powers of attorney